                    [Ohio National Variable Account D LOGO]



                                                ANNUAL REPORT
                                                --------------------------------
                                                DECEMBER 31, 2004


                                                Ohio National Variable Account D




[Ohio National LOGO]

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                   ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE VICE CHAIRMAN

We are pleased to provide you with your copy of the 2004 Ohio National Variable Account D Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account D for 2004 and the prior periods presented. We're pleased to share these results with you.

Please also refer to the accompanying Fund Annual Report for detailed information regarding Ohio National Fund, Inc. and/or The Dow Target Variable Fund LLC, or any other fund to which you allocated your contract values.

We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-800-366-6654.

/s/ JOHN PALMER
Vice Chairman
February 22, 2005

                               ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account D.

THIS ANNUAL REPORT HAS FOUR MAJOR SECTIONS:

STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY
This statement lists all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

STATEMENTS OF OPERATIONS
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Expenses included are the risk and administrative expenses, which are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as fund shares are sold, and the change in unrealized gain or loss.

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
The Statements of Changes in Contract Owners' Equity include increase or decrease in Contract Owners' Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, transfers to and from fixed & other subaccounts, withdrawals, surrenders, death benefit payments, and surrender charges. The sum of these two sections represents the Net Change in Contract Owners' Equity which, when added to the beginning Contracts Owners' Equity, equals Contract Owners' Equity at the end of the reporting period. The Changes in Units section illustrates the number of units purchased and redeemed for each underlying fund subaccount during the period reported.

NOTES TO THE FINANCIAL STATEMENTS
The Notes to the Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                                       ASSETS               CONTRACT OWNERS' EQUITY
                                                              -------------------------     -----------------------
                                                                                                 CONTRACTS IN
                                                                   INVESTMENTS AT                ACCUMULATION
                                                                     FAIR VALUE                 PERIOD (NOTE 2)
                                                              -------------------------     -----------------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
126,964 Shares (Cost $3,128,356)............................         $ 3,535,959                  $ 3,535,959
Money Market Subaccount
124,390 Shares (Cost $1,243,896)............................           1,243,896                    1,243,896
Bond Subaccount
59,585 Shares (Cost $625,166)...............................             675,103                      675,103
Omni Subaccount
103,165 Shares (Cost $1,658,526)............................           1,346,306                    1,346,306
International Subaccount
157,694 Shares (Cost $1,732,413)............................           1,551,706                    1,551,706
Capital Appreciation Subaccount
125,824 Shares (Cost $1,670,164)............................           2,052,197                    2,052,197
Discovery Subaccount
119,533 Shares (Cost $2,403,931)............................           2,219,724                    2,219,724
International Small Company Subaccount
36,973 Shares (Cost $449,723)...............................             543,133                      543,133
Aggressive Growth Subaccount
92,862 Shares (Cost $597,450)...............................             553,458                      553,458
Small Cap Growth Subaccount
44,374 Shares (Cost $341,798)...............................             362,979                      362,979
Mid Cap Opportunity Subaccount
133,211 Shares (Cost $1,825,709)............................           2,108,731                    2,108,731
S&P 500 Index Subaccount
311,123 Shares (Cost $3,840,303)............................           3,907,707                    3,907,707
Blue Chip Subaccount
17,447 Shares (Cost $163,234)...............................             191,040                      191,040
High Income Bond Subaccount
43,629 Shares (Cost $342,555)...............................             377,390                      377,390
Capital Growth Subaccount
16,384 Shares (Cost $252,841)...............................             281,644                      281,644
Nasdaq-100 Index Subaccount
57,716 Shares (Cost $198,742)...............................             241,255                      241,255
Bristol Growth Subaccount
1,642 Shares (Cost $16,539).................................              16,518                       16,518
Bryton Growth Subaccount
3,448 Shares (Cost $31,125).................................              34,584                       34,584

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                                       ASSETS               CONTRACT OWNERS' EQUITY
                                                              -------------------------     -----------------------
                                                                                                 CONTRACTS IN
                                                                   INVESTMENTS AT                ACCUMULATION
                                                                     FAIR VALUE                 PERIOD (NOTE 2)
                                                              -------------------------     -----------------------
DOW TARGET 10 PORTFOLIOS:
First Quarter Subaccount
1,007 Shares (Cost $8,667)..................................         $    10,355                  $    10,355
Second Quarter Subaccount
1,092 Shares (Cost $10,664).................................              12,126                       12,126
Third Quarter Subaccount
737 Shares (Cost $6,441)....................................               7,071                        7,071
Fourth Quarter Subaccount
601 Shares (Cost $5,739)....................................               6,409                        6,409

DOW TARGET 5 PORTFOLIOS:
First Quarter Subaccount
124 Shares (Cost $1,082)....................................               1,297                        1,297
Second Quarter Subaccount
132 Shares (Cost $1,094)....................................               1,325                        1,325
Third Quarter Subaccount
142 Shares (Cost $1,284)....................................               1,420                        1,420
Fourth Quarter Subaccount
138 Shares (Cost $1,241)....................................               1,437                        1,437

JANUS ADVISER SERIES:
Growth Subaccount
34,215 Shares (Cost $683,144)...............................             707,915                      707,915
Worldwide Subaccount
23,292 Shares (Cost $674,835)...............................             641,452                      641,452
Balanced Subaccount
50,807 Shares (Cost $1,193,091).............................           1,278,817                    1,278,817
International Growth Subaccount
1,502 Shares (Cost $37,574).................................              43,413                       43,413

STRONG VARIABLE INSURANCE FUNDS, INC.:
Opportunity II Subaccount
12,315 Shares (Cost $215,046)...............................             276,482                      276,482
Multi Cap Value II Subaccount
467 Shares (Cost $4,270)....................................               5,496                        5,496
Mid Cap Growth II Subaccount
16,501 Shares (Cost $258,105)...............................             269,951                      269,951

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
16,274 Shares (Cost $153,908)...............................             190,566                      190,566
Core US Equity Subaccount
7,510 Shares (Cost $83,133).................................              93,279                       93,279

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY               DECEMBER 31, 2004

                                                                        ASSETS               CONTRACT OWNERS' EQUITY
                                                               -------------------------     -----------------------
                                                                                                  CONTRACTS IN
                                                                    INVESTMENTS AT                ACCUMULATION
                                                                      FAIR VALUE                 PERIOD (NOTE 2)
                                                               -------------------------     -----------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
Capital Growth Subaccount
17,395 Shares (Cost $162,615)................................         $   180,731                  $   180,731

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I:
US Real Estate Subaccount
14,461 Shares (Cost $242,431)................................             296,151                      296,151
Core Plus Fixed Income Subaccount
199 Shares (Cost $2,272).....................................               2,300                        2,300

LAZARD RETIREMENT SERIES, INC.:
Emerging Market Subaccount
24,203 Shares (Cost $246,889)................................             336,664                      336,664
Small Cap Subaccount
39,135 Shares (Cost $517,394)................................             661,376                      661,376

FIDELITY VARIABLE INSURANCE PRODUCTS -- FUND SERVICE CLASS 2:
VIP Mid-Cap Subaccount
42,003 Shares (Cost $936,267)................................           1,255,048                    1,255,048
VIP Contrafund Subaccount
27,700 Shares (Cost $606,029)................................             729,884                      729,884
VIP Growth Subaccount
13,408 Shares (Cost $373,770)................................             424,222                      424,222
VIP Equity Income Subaccount
6,825 Shares (Cost $159,153).................................             171,251                      171,251

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
5,914 Shares (Cost $75,843)..................................              86,993                       86,993
Investors Growth Stock Subaccount
21,634 Shares (Cost $186,081)................................             202,065                      202,065
Mid Cap Growth Subaccount
13,853 Shares (Cost $86,297).................................              96,972                       96,972
Total Return Subaccount
32,269 Shares (Cost $620,462)................................             685,711                      685,711

J.P. MORGAN SERIES TRUST II:
Small Company Subaccount
7,551 Shares (Cost $109,495).................................             135,019                      135,019
Mid Cap Value Subaccount
10,528 Shares (Cost $214,542)................................             272,893                      272,893

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES:
Real Return Subaccount
30,205 Shares (Cost $386,347)................................             390,244                      390,244

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                                       ASSETS               CONTRACT OWNERS' EQUITY
                                                              -------------------------     -----------------------
                                                                                                 CONTRACTS IN
                                                                   INVESTMENTS AT                ACCUMULATION
                                                                     FAIR VALUE                 PERIOD (NOTE 2)
                                                              -------------------------     -----------------------
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES
  (CONTINUED)
Total Return Subaccount
14,581 Shares (Cost $152,199)...............................         $   153,245                  $   153,245
Global Bond Subaccount
15,263 Shares (Cost $195,699)...............................             202,543                      202,543

CALVERT VARIABLE SERIES, INC.:
Social Equity Subaccount
6,362 Shares (Cost $88,972).................................             107,770                      107,770

DREYFUS VARIABLE INVESTMENT FUND:
Appreciation Subaccount
124 Shares (Cost $4,249)....................................               4,412                        4,412

ROYCE CAPITAL FUND:
Small-Cap Subaccount
39,608 Shares (Cost $323,731)...............................             356,473                      356,473
Micro-Cap Subaccount
26,772 Shares (Cost $301,448)...............................             307,875                      307,875

THE PRUDENTIAL SERIES FUND, INC.:
Jennison Subaccount
3 Shares (Cost $53).........................................                  53                           53
Jennison 20/20 Focus Subaccount
1,478 Shares (Cost $16,316).................................              18,071                       18,071

PBHG INSURANCE SERIES FUND:
Technology & Communications Subaccount
3,040 Shares (Cost $6,533)..................................               7,054                        7,054

UBS SERIES TRUST:
U.S. Allocation Subaccount
29 Shares (Cost $364).......................................                 388                          388
                                                                     -----------                  -----------
TOTALS......................................................         $31,877,549                  $31,877,549
                                                                     ===========                  ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                         OHIO NATIONAL FUND, INC.
                                                    -------------------------------------------------------------------

                                                      EQUITY     MONEY MARKET      BOND         OMNI      INTERNATIONAL
                                                    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                    ----------   ------------   ----------   ----------   -------------
                                                       2004          2004          2004         2004          2004
                                                    ----------   ------------   ----------   ----------   -------------
Investment activity:
  Reinvested dividends............................   $  1,517      $ 12,554      $      0     $ 18,496      $      0
  Risk & administrative expense (note 3)..........    (41,809)      (17,032)       (9,114)     (17,770)      (20,560)
                                                     --------      --------      --------     --------      --------
     Net investment activity......................    (40,292)       (4,478)       (9,114)         726       (20,560)
                                                     --------      --------      --------     --------      --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains........................          0             0             0            0             0
  Realized gain (loss)............................     21,697           (10)        7,651      (65,778)      (94,075)
  Unrealized gain.................................    391,548             0        29,765      139,596       281,046
                                                     --------      --------      --------     --------      --------
     Net gain (loss) on investments...............    413,245           (10)       37,416       73,818       186,971
                                                     --------      --------      --------     --------      --------
          Net increase (decrease) in contract
            owners' equity from operations........   $372,953      $ (4,488)     $ 28,302     $ 74,544      $166,411
                                                     ========      ========      ========     ========      ========

                                                            OHIO NATIONAL FUND, INC.
                                                    -----------------------------------------
                                                      CAPITAL                   INTERNATIONAL
                                                    APPRECIATION   DISCOVERY      SMALL CO.
                                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                    ------------   ----------   -------------
                                                        2004          2004          2004
                                                    ------------   ----------   -------------
Investment activity:
  Reinvested dividends............................    $  7,457      $      0      $  5,267
  Risk & administrative expense (note 3)..........     (24,259)      (29,923)       (6,381)
                                                      --------      --------      --------
     Net investment activity......................     (16,802)      (29,923)       (1,114)
                                                      --------      --------      --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains........................           0             0             0
  Realized gain (loss)............................      27,016       (84,792)       11,051
  Unrealized gain.................................     189,993       312,372        78,298
                                                      --------      --------      --------
     Net gain (loss) on investments...............     217,009       227,580        89,349
                                                      --------      --------      --------
          Net increase (decrease) in contract
            owners' equity from operations........    $200,207      $197,657      $ 88,235
                                                      ========      ========      ========

                                                                                OHIO NATIONAL FUND, INC.
                                                             ---------------------------------------------------------------
                                                             AGGRESSIVE   SMALL CAP      MID CAP        S&P
                                                               GROWTH       GROWTH     OPPORTUNITY   500 INDEX    BLUE CHIP
                                                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                             ----------   ----------   -----------   ----------   ----------
                                                                2004         2004         2004          2004         2004
                                                             ----------   ----------   -----------   ----------   ----------
Investment activity:
  Reinvested dividends.....................................   $      0     $      0     $      0      $ 42,925     $  2,633
  Risk & administrative expense (note 3)...................     (7,031)      (4,485)     (25,986)      (48,532)      (2,280)
                                                              --------     --------     --------      --------     --------
     Net investment activity...............................     (7,031)      (4,485)     (25,986)       (5,607)         353
                                                              --------     --------     --------      --------     --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains.................................          0            0            0             0            0
  Realized gain (loss).....................................    (22,652)      (1,716)      13,523       (20,343)       4,601
  Unrealized gain..........................................     70,108       41,279      244,859       344,498        9,989
                                                              --------     --------     --------      --------     --------
     Net gain on investments...............................     47,456       39,563      258,382       324,155       14,590
                                                              --------     --------     --------      --------     --------
          Net increase in contract owners'
            equity from operations.........................   $ 40,425     $ 35,078     $232,396      $318,548     $ 14,943
                                                              ========     ========     ========      ========     ========

                                                                   OHIO NATIONAL FUND, INC.
                                                             -------------------------------------
                                                             HIGH INCOME    CAPITAL     NASDAQ-100
                                                                BOND         GROWTH       INDEX
                                                             SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                             -----------   ----------   ----------
                                                                2004          2004         2004
                                                             -----------   ----------   ----------
Investment activity:
  Reinvested dividends.....................................   $  1,152      $      0     $      0
  Risk & administrative expense (note 3)...................     (3,717)       (3,236)      (2,635)
                                                              --------      --------     --------
     Net investment activity...............................     (2,565)       (3,236)      (2,635)
                                                              --------      --------     --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains.................................          0             0            0
  Realized gain (loss).....................................      7,562        (2,252)       9,689
  Unrealized gain..........................................     21,332        49,165       11,567
                                                              --------      --------     --------
     Net gain on investments...............................     28,894        46,913       21,256
                                                              --------      --------     --------
          Net increase in contract owners'
            equity from operations.........................   $ 26,329      $ 43,677     $ 18,621
                                                              ========      ========     ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                              {OHIO NATIONAL FUND, INC.
                                                              -------------------------
                                                                              BRYTON
                                                                BRISTOL       GROWTH
                                                              SUBACCOUNT    SUBACCOUNT
                                                              -----------   -----------
                                                                 2004          2004
                                                              -----------   -----------
Investment activity:
  Reinvested dividends......................................   $    173      $      0
  Risk & administrative expense (note 3)....................       (105)         (336)
                                                               --------      --------
     Net investment activity................................         68          (336)
                                                               --------      --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains..................................      1,777             0
  Realized gain.............................................         17            73
  Unrealized gain (loss)....................................       (138)        2,912
                                                               --------      --------
     Net gain on investments................................      1,656         2,985
                                                               --------      --------
          Net increase in contract owners'
            equity from operations..........................   $  1,724      $  2,649
                                                               ========      ========

                                                                      DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                                              -------------------------------------------------
                                                                FIRST        SECOND       THIRD        FOURTH
                                                               QUARTER      QUARTER      QUARTER      QUARTER
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                              ----------   ----------   ----------   ----------
                                                                 2004         2004         2004         2004
                                                              ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends......................................   $      0     $      0     $      0     $      0
  Risk & administrative expense (note 3)....................       (133)        (157)         (82)         (63)
                                                               --------     --------     --------     --------
     Net investment activity................................       (133)        (157)         (82)         (63)
                                                               --------     --------     --------     --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains..................................          0            0            0            0
  Realized gain.............................................         73           49          478           45
  Unrealized gain (loss)....................................        214          177          (70)          86
                                                               --------     --------     --------     --------
     Net gain on investments................................        287          226          408          131
                                                               --------     --------     --------     --------
          Net increase in contract owners'
            equity from operations..........................   $    154     $     69     $    326     $     68
                                                               ========     ========     ========     ========

                                                              DOW TARGET 5 PORTFOLIOS (NOTE 5)             JANUS ADVISER SERIES
                                                      -------------------------------------------------   -----------------------
                                                        FIRST        SECOND       THIRD        FOURTH
                                                       QUARTER      QUARTER      QUARTER      QUARTER       GROWTH     WORLDWIDE
                                                      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                      ----------   ----------   ----------   ----------   ----------   ----------
                                                         2004         2004         2004         2004         2004         2004
                                                      ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends..............................   $      0     $      0     $      0     $      0     $      0     $  2,414
  Risk & administrative expense (note 3)............        (31)         (20)         (21)         (18)      (9,543)      (8,253)
                                                       --------     --------     --------     --------     --------     --------
     Net investment activity........................        (31)         (20)         (21)         (18)      (9,543)      (5,839)
                                                       --------     --------     --------     --------     --------     --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains..........................          0            0            0            0            0            0
  Realized gain (loss)..............................        484           58           31           43       (3,533)     (26,881)
  Unrealized gain (loss)............................       (213)          90           91           36       37,036       59,362
                                                       --------     --------     --------     --------     --------     --------
     Net gain on investments........................        271          148          122           79       33,503       32,481
                                                       --------     --------     --------     --------     --------     --------
          Net increase in contract owners'
            equity from operations..................   $    240     $    128     $    101     $     61     $ 23,960     $ 26,642
                                                       ========     ========     ========     ========     ========     ========

                                                         JANUS ADVISER SERIES
                                                      --------------------------
                                                                   INTERNATIONAL
                                                       BALANCED       GROWTH
                                                      SUBACCOUNT    SUBACCOUNT
                                                      ----------   -------------
                                                         2004          2004
                                                      ----------   -------------
Investment activity:
  Reinvested dividends..............................   $ 19,438      $    252
  Risk & administrative expense (note 3)............    (15,512)         (205)
                                                       --------      --------
     Net investment activity........................      3,926            47
                                                       --------      --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains..........................          0             0
  Realized gain (loss)..............................     18,620           215
  Unrealized gain (loss)............................     58,935         5,810
                                                       --------      --------
     Net gain on investments........................     77,555         6,025
                                                       --------      --------
          Net increase in contract owners'
            equity from operations..................   $ 81,481      $  6,072
                                                       ========      ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                STRONG VARIABLE INSURANCE FUNDS, INC
                                                              ----------------------------------------
                                                                               MULTI CAP     MID CAP
                                                              OPPORTUNITY II    VALUE II    GROWTH II
                                                                SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                                              --------------   ----------   ----------
                                                                   2004           2004         2004
                                                              --------------   ----------   ----------
Investment activity:
  Reinvested dividends......................................     $      0       $     0      $      0
  Risk & administrative expense (note 3)....................       (3,758)          (59)       (3,048)
                                                                 --------       -------      --------
     Net investment activity................................       (3,758)          (59)       (3,048)
                                                                 --------       -------      --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains..................................            0             0             0
  Realized gain (loss)......................................       17,083            11        (2,888)
  Unrealized gain...........................................       29,678           771        45,771
                                                                 --------       -------      --------
     Net gain on investments................................       46,761           782        42,883
                                                                 --------       -------      --------
          Net increase in contract owners'
            equity from operations..........................     $ 43,003       $   723      $ 39,835
                                                                 ========       =======      ========

                                                              GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                              ---------------------------------------
                                                               GROWTH &       CORE US       CAPITAL
                                                                INCOME        EQUITY        GROWTH
                                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                              -----------   -----------   -----------
                                                                 2004          2004          2004
                                                              -----------   -----------   -----------
Investment activity:
  Reinvested dividends......................................   $  2,743      $  1,235      $  1,378
  Risk & administrative expense (note 3)....................     (2,097)       (1,217)       (2,347)
                                                               --------      --------      --------
     Net investment activity................................        646            18          (969)
                                                               --------      --------      --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains..................................          0             0             0
  Realized gain (loss)......................................      7,553         7,500         8,571
  Unrealized gain...........................................     17,903         4,872         6,644
                                                               --------      --------      --------
     Net gain on investments................................     25,456        12,372        15,215
                                                               --------      --------      --------
          Net increase in contract owners'
            equity from operations..........................   $ 26,102      $ 12,390      $ 14,246
                                                               ========      ========      ========

                                                          VAN KAMPEN UNIVERSAL           LAZARD RETIREMENT
                                                     INSTITUTIONAL FUNDS -- CLASS I         SERIES, INC
                                                     ------------------------------   -----------------------
                                                          US           CORE PLUS       EMERGING
                                                      REAL ESTATE     FIXED INCOME      MARKET     SMALL CAP
                                                      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                                     -------------   --------------   ----------   ----------
                                                         2004             2004           2004         2004
                                                     -------------   --------------   ----------   ----------
Investment activity:
  Reinvested dividends.............................     $  2,338        $     63       $  1,585     $      0
  Risk & administrative expense (note 3)...........       (1,689)            (23)        (3,172)      (7,383)
                                                        --------        --------       --------     --------
     Net investment activity.......................          649              40         (1,587)      (7,383)
                                                        --------        --------       --------     --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains.........................        2,722               4              0            0
  Realized gain....................................        1,455               0         31,419       16,019
  Unrealized gain (loss)...........................       47,554               9         39,727       64,274
                                                        --------        --------       --------     --------
     Net gain on investments.......................       51,731              13         71,146       80,293
                                                        --------        --------       --------     --------
          Net increase in contract owners'
            equity from operations.................     $ 52,380        $     53       $ 69,559     $ 72,910
                                                        ========        ========       ========     ========

                                                           FIDELITY VARIABLE INSURANCE PRODUCTS --
                                                                     FUND SERVICE CLASS 2
                                                     ----------------------------------------------------
                                                        VIP          VIP          VIP            VIP
                                                      MID-CAP     CONTRAFUND     GROWTH     EQUITY INCOME
                                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                     ----------   ----------   ----------   -------------
                                                        2004         2004         2004          2004
                                                     ----------   ----------   ----------   -------------
Investment activity:
  Reinvested dividends.............................   $      0     $    774     $    462      $    728
  Risk & administrative expense (note 3)...........    (11,380)      (6,733)      (5,080)       (1,036)
                                                      --------     --------     --------      --------
     Net investment activity.......................    (11,380)      (5,959)      (4,618)         (308)
                                                      --------     --------     --------      --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains.........................          0            0            0           190
  Realized gain....................................     42,310       11,681       17,742         2,430
  Unrealized gain (loss)...........................    173,256       68,633       (3,132)        9,334
                                                      --------     --------     --------      --------
     Net gain on investments.......................    215,566       80,314       14,610        11,954
                                                      --------     --------     --------      --------
          Net increase in contract owners'
            equity from operations.................   $204,186     $ 74,355     $  9,992      $ 11,646
                                                      ========     ========     ========      ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                 MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                                              ---------------------------------------------------
                                                                 NEW        INVESTORS      MID CAP       TOTAL
                                                              DISCOVERY    GROWTH STOCK     GROWTH       RETURN
                                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                              ----------   ------------   ----------   ----------
                                                                 2004          2004          2004         2004
                                                              ----------   ------------   ----------   ----------
Investment activity:
  Reinvested dividends......................................   $      0      $      0      $     0      $  6,540
  Risk & administrative expense (note 3)....................       (662)       (1,365)        (926)       (5,965)
                                                               --------      --------      -------      --------
     Net investment activity................................       (662)       (1,365)        (926)          575
                                                               --------      --------      -------      --------
Realized & unrealized gain on investments:
  Reinvested capital gains..................................          0             0            0             0
  Realized gain.............................................        666            30        6,322         4,886
  Unrealized gain...........................................      3,836        11,033        3,479        39,234
                                                               --------      --------      -------      --------
     Net gain on investments................................      4,502        11,063        9,801        44,120
                                                               --------      --------      -------      --------
          Net increase in contract owners' equity from
            operations......................................   $  3,840      $  9,698      $ 8,875      $ 44,695
                                                               ========      ========      =======      ========

                                                              J. P. MORGAN SERIES TRUST II
                                                              -----------------------------
                                                                  SMALL          MID CAP
                                                                 COMPANY          VALUE
                                                               SUBACCOUNT      SUBACCOUNT
                                                              -------------   -------------
                                                                  2004            2004
                                                              -------------   -------------
Investment activity:
  Reinvested dividends......................................    $      0        $    769
  Risk & administrative expense (note 3)....................        (916)         (3,455)
                                                                --------        --------
     Net investment activity................................        (916)         (2,686)
                                                                --------        --------
Realized & unrealized gain on investments:
  Reinvested capital gains..................................           0           1,324
  Realized gain.............................................       1,227          29,118
  Unrealized gain...........................................      21,338          20,561
                                                                --------        --------
     Net gain on investments................................      22,565          51,003
                                                                --------        --------
          Net increase in contract owners' equity from
            operations......................................    $ 21,649        $ 48,317
                                                                ========        ========

                                                                                                       CALVERT
                                                                                                       VARIABLE
                                                               PIMCO VARIABLE INSURANCE TRUST --     SERIES, INC.     DREYFUS
                                                                     ADMINISTRATIVE SHARES           ------------     VARIABLE
                                                              ------------------------------------                   INVESTMENT
                                                                                                        SOCIAL          FUND
                                                                 REAL        TOTAL        GLOBAL        EQUITY      ------------
                                                                RETURN       RETURN        BOND       SUBACCOUNT    APPRECIATION
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     (NOTE 5)      SUBACCOUNT
                                                              ----------   ----------   ----------   ------------   ------------
                                                                 2004         2004         2004          2004           2004
                                                              ----------   ----------   ----------   ------------   ------------
Investment activity:
  Reinvested dividends......................................   $  2,545     $  2,154     $  3,150      $     81       $     61
  Risk & administrative expense (note 3)....................     (3,157)      (1,522)      (2,269)       (1,368)           (46)
                                                               --------     --------     --------      --------       --------
     Net investment activity................................       (612)         632          881        (1,287)            15
                                                               --------     --------     --------      --------       --------
Realized & unrealized gain on investments:
  Reinvested capital gains..................................     12,250        1,939       12,280             0              0
  Realized gain.............................................      2,049           51        2,102         4,496             28
  Unrealized gain...........................................      3,404        1,449        2,163         2,970            109
                                                               --------     --------     --------      --------       --------
     Net gain on investments................................     17,703        3,439       16,545         7,466            137
                                                               --------     --------     --------      --------       --------
          Net increase in contract owners' equity from
            operations......................................   $ 17,091     $  4,071     $ 17,426      $  6,179       $    152
                                                               ========     ========     ========      ========       ========


                                                                ROYCE CAPITAL FUND
                                                              -----------------------
                                                              SMALL-CAP    MICRO-CAP
                                                              SUBACCOUNT   SUBACCOUNT
                                                              ----------   ----------
                                                                 2004         2004
                                                              ----------   ----------
Investment activity:
  Reinvested dividends......................................   $      0     $      0
  Risk & administrative expense (note 3)....................     (2,664)      (2,492)
                                                               --------     --------
     Net investment activity................................     (2,664)      (2,492)
                                                               --------     --------
Realized & unrealized gain on investments:
  Reinvested capital gains..................................     16,970       21,650
  Realized gain.............................................      1,527        1,474
  Unrealized gain...........................................     31,586        5,920
                                                               --------     --------
     Net gain on investments................................     50,083       29,044
                                                               --------     --------
          Net increase in contract owners' equity from
            operations......................................   $ 47,419     $ 26,552
                                                               ========     ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                            PBHG
                                                                                         INSURANCE       UBS
                                                               THE PRUDENTIAL SERIES       SERIES       SERIES
                                                                     FUND, INC.             FUND        TRUST
                                                              ------------------------   ----------   ----------
                                                                            JENNISON      TECH. &        U.S.
                                                               JENNISON    20/20 FOCUS     COMM.      ALLOCATION
                                                              SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                              ----------   -----------   ----------   ----------
                                                                 2004         2004          2004         2004
                                                              ----------   -----------   ----------   ----------
Investment activity:
  Reinvested dividends......................................   $      0     $      0      $      0     $      0
  Risk & administrative expense (note 3)....................       (198)         (96)          (47)          (2)
                                                               --------     --------      --------     --------
     Net investment activity................................       (198)         (96)          (47)          (2)
                                                               --------     --------      --------     --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains..................................          0            0             0            0
  Realized gain (loss)......................................      1,314            3           (49)           4
  Unrealized gain...........................................          0        1,752           518           24
                                                               --------     --------      --------     --------
     Net gain on investments................................      1,314        1,755           469           28
                                                               --------     --------      --------     --------
          Net increase in contract owners' equity from
         operations.........................................   $  1,116     $  1,659      $    422     $     26
                                                               ========     ========      ========     ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                             OHIO NATIONAL FUND, INC.
                                               -----------------------------------------------------
                                                        EQUITY                   MONEY MARKET
                                                      SUBACCOUNT                  SUBACCOUNT
                                               ------------------------    -------------------------
                                                  2004          2003          2004           2003
                                               ----------    ----------    -----------    ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $  (40,292)   $  (25,680)   $    (4,478)   $   (9,676)
  Reinvested capital gains...................           0             0              0             0
  Realized gain (loss).......................      21,697       (60,924)           (10)        2,394
  Unrealized gain............................     391,548       897,522              0             0
                                               ----------    ----------    -----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations........     372,953       810,918         (4,488)       (7,282)
                                               ----------    ----------    -----------    ----------
Equity transactions:
  Contract purchase payments.................     839,179       594,595        611,277     1,021,206
  Transfers from fixed & other subaccounts...     297,333        70,750        855,477       205,831
  Withdrawals, surrenders & death benefit
     payments................................    (542,686)     (231,856)      (251,727)     (799,858)
  Surrender charges (note 3).................        (704)         (208)            (7)       (1,945)
  Transfers to fixed & other subaccounts.....    (335,599)      (27,307)    (1,291,270)     (556,902)
                                               ----------    ----------    -----------    ----------
     Net equity transactions.................     257,523       405,974        (76,250)     (131,668)
                                               ----------    ----------    -----------    ----------
       Net change in contract owners'
          equity.............................     630,476     1,216,892        (80,738)     (138,950)
                                               ----------    ----------    -----------    ----------
Contract owners' equity:
  Beginning of period........................   2,905,483     1,688,591      1,324,634     1,463,584
                                               ----------    ----------    -----------    ----------
  End of period..............................  $3,535,959    $2,905,483    $ 1,243,896    $1,324,634
                                               ==========    ==========    ===========    ==========
Change in units:
  Beginning units............................     149,235       123,529        103,074       113,201
                                               ----------    ----------    -----------    ----------
  Units purchased............................      55,942        42,327        116,058       104,916
  Units redeemed.............................     (41,460)      (16,621)      (122,011)     (115,043)
                                               ----------    ----------    -----------    ----------
  Ending units...............................     163,717       149,235         97,121       103,074
                                               ==========    ==========    ===========    ==========

                                                            OHIO NATIONAL FUND, INC.
                                               --------------------------------------------------
                                                        BOND                       OMNI
                                                     SUBACCOUNT                 SUBACCOUNT
                                               ----------------------    ------------------------
                                                 2004         2003          2004          2003
                                               ---------    ---------    ----------    ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $  (9,114)   $  25,337    $      726    $    5,083
  Reinvested capital gains...................          0            0             0             0
  Realized gain (loss).......................      7,651       17,253       (65,778)      (79,085)
  Unrealized gain............................     29,765       16,052       139,596       324,488
                                               ---------    ---------    ----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations........     28,302       58,642        74,544       250,486
                                               ---------    ---------    ----------    ----------
Equity transactions:
  Contract purchase payments.................    204,987      149,653       214,595       196,464
  Transfers from fixed & other subaccounts...     13,036      260,994        13,768        14,763
  Withdrawals, surrenders & death benefit
     payments................................   (156,819)     (65,284)     (208,319)     (125,580)
  Surrender charges (note 3).................        (32)           0           (27)          (45)
  Transfers to fixed & other subaccounts.....    (26,531)    (325,193)      (47,999)      (18,107)
                                               ---------    ---------    ----------    ----------
     Net equity transactions.................     34,641       20,170       (27,982)       67,495
                                               ---------    ---------    ----------    ----------
       Net change in contract owners'
          equity.............................     62,943       78,812        46,562       317,981
                                               ---------    ---------    ----------    ----------
Contract owners' equity:
  Beginning of period........................    612,160      533,348     1,299,744       981,763
                                               ---------    ---------    ----------    ----------
  End of period..............................  $ 675,103    $ 612,160    $1,346,306    $1,299,744
                                               =========    =========    ==========    ==========
Change in units:
  Beginning units............................     36,807       34,951       107,499       101,108
                                               ---------    ---------    ----------    ----------
  Units purchased............................     12,222       10,932        18,921        19,811
  Units redeemed.............................    (10,175)      (9,076)      (21,061)      (13,420)
                                               ---------    ---------    ----------    ----------
  Ending units...............................     38,854       36,807       105,359       107,499
                                               =========    =========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                               OHIO NATIONAL FUND, INC.
                                                 ----------------------------------------------------
                                                      INTERNATIONAL            CAPITAL APPRECIATION
                                                        SUBACCOUNT                  SUBACCOUNT
                                                 ------------------------    ------------------------
                                                    2004          2003          2004          2003
                                                 ----------    ----------    ----------    ----------
Increase in contract owners' equity from
  operations:
  Net investment activity......................  $  (20,560)   $   (9,581)   $  (16,802)   $  (14,276)
  Reinvested capital gains.....................           0             0             0             0
  Realized gain (loss).........................     (94,075)      (81,567)       27,016       (12,380)
  Unrealized gain..............................     281,046       411,144       189,993       403,072
                                                 ----------    ----------    ----------    ----------
     Net increase in contract owners' equity
       from operations.........................     166,411       319,996       200,207       376,416
                                                 ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments...................     257,068       262,796       353,531       313,740
  Transfers from fixed & other subaccounts.....     175,917        27,542        88,199        31,370
  Withdrawals, surrenders & death benefit
     payments..................................    (282,611)     (147,642)     (212,840)     (169,577)
  Surrender charges (note 3)...................        (645)         (339)          (48)         (183)
  Transfers to fixed & other subaccounts.......    (181,787)       (9,790)      (45,615)      (24,446)
                                                 ----------    ----------    ----------    ----------
     Net equity transactions...................     (32,058)      132,567       183,227       150,904
                                                 ----------    ----------    ----------    ----------
       Net change in contract owners' equity...     134,353       452,563       383,434       527,320
                                                 ----------    ----------    ----------    ----------
Contract owners' equity:
  Beginning of period..........................   1,417,353       964,790     1,668,763     1,141,443
                                                 ----------    ----------    ----------    ----------
  End of period................................  $1,551,706    $1,417,353    $2,052,197    $1,668,763
                                                 ==========    ==========    ==========    ==========
Change in units:
  Beginning units..............................     119,596       106,506        69,937        62,081
                                                 ----------    ----------    ----------    ----------
  Units purchased..............................      30,213        28,763        16,964        17,311
  Units redeemed...............................     (32,344)      (15,673)       (9,417)       (9,455)
                                                 ----------    ----------    ----------    ----------
  Ending units.................................     117,465       119,596        77,484        69,937
                                                 ==========    ==========    ==========    ==========

                                                             OHIO NATIONAL FUND, INC.
                                                 ------------------------------------------------
                                                        DISCOVERY            INTERNATIONAL SMALL
                                                        SUBACCOUNT            COMPANY SUBACCOUNT
                                                 ------------------------    --------------------
                                                    2004          2003         2004        2003
                                                 ----------    ----------    --------    --------
Increase in contract owners' equity from
  operations:
  Net investment activity......................  $  (29,923)   $  (24,461)   $ (1,114)   $ (2,899)
  Reinvested capital gains.....................           0             0           0           0
  Realized gain (loss).........................     (84,792)     (151,995)     11,051     (20,751)
  Unrealized gain..............................     312,372       772,401      78,298     137,699
                                                 ----------    ----------    --------    --------
     Net increase in contract owners' equity
       from operations.........................     197,657       595,945      88,235     114,049
                                                 ----------    ----------    --------    --------
Equity transactions:
  Contract purchase payments...................     328,012       411,235     111,974      83,786
  Transfers from fixed & other subaccounts.....       4,480        15,109      77,133      45,077
  Withdrawals, surrenders & death benefit
     payments..................................    (456,937)     (250,217)    (90,860)    (46,311)
  Surrender charges (note 3)...................        (770)       (1,335)        (35)        (41)
  Transfers to fixed & other subaccounts.......     (60,691)      (80,774)    (24,455)    (19,711)
                                                 ----------    ----------    --------    --------
     Net equity transactions...................    (185,906)       94,018      73,757      62,800
                                                 ----------    ----------    --------    --------
       Net change in contract owners' equity...      11,751       689,963     161,992     176,849
                                                 ----------    ----------    --------    --------
Contract owners' equity:
  Beginning of period..........................   2,207,973     1,518,010     381,141     204,292
                                                 ----------    ----------    --------    --------
  End of period................................  $2,219,724    $2,207,973    $543,133    $381,141
                                                 ==========    ==========    ========    ========
Change in units:
  Beginning units..............................      97,339        90,903      22,582      18,382
                                                 ----------    ----------    --------    --------
  Units purchased..............................      14,604        23,482      10,636       9,035
  Units redeemed...............................     (22,535)      (17,046)     (6,235)     (4,835)
                                                 ----------    ----------    --------    --------
  Ending units.................................      89,408        97,339      26,983      22,582
                                                 ==========    ==========    ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                  OHIO NATIONAL FUND, INC.
                            -----------------------------------------------------------------------------------------------------
                              AGGRESSIVE GROWTH        SMALL CAP GROWTH        MID CAP OPPORTUNITY            S&P 500 INDEX
                                 SUBACCOUNT               SUBACCOUNT                SUBACCOUNT                  SUBACCOUNT
                            ---------------------    --------------------    ------------------------    ------------------------
                              2004         2003        2004        2003         2004          2003          2004          2003
                            ---------    --------    --------    --------    ----------    ----------    ----------    ----------
Increase in contract
  owners' equity from
  operations:
  Net investment
     activity.............  $  (7,031)   $ (5,490)   $ (4,485)   $ (3,636)   $  (25,986)   $  (20,068)   $   (5,607)   $   (3,462)
  Reinvested capital
     gains................          0           0           0           0             0             0             0             0
  Realized gain (loss)....    (22,652)    (24,223)     (1,716)    (37,916)       13,523       (66,801)      (20,343)      (82,280)
  Unrealized gain.........     70,108     140,358      41,279     143,786       244,859       670,857       344,498       791,598
                            ---------    --------    --------    --------    ----------    ----------    ----------    ----------
     Net increase in
       contract owners'
       equity from
       operations.........     40,425     110,645      35,078     102,234       232,396       583,988       318,548       705,856
                            ---------    --------    --------    --------    ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase
     payments.............    129,870     140,193      64,145      74,169       296,029       286,392       875,183       741,139
  Transfers from fixed &
     other subaccounts....     25,054      25,117      29,790      39,906        23,008        50,392        90,443        40,010
  Withdrawals, surrenders
     & death benefit
     payments.............   (124,936)    (56,760)    (44,588)    (52,897)     (249,541)     (323,544)     (595,909)     (455,459)
  Surrender charges (note
     3)...................        (31)       (414)        (16)       (409)          (36)         (813)         (616)         (810)
  Transfers to fixed &
     other subaccounts....    (26,905)    (20,956)    (40,113)    (67,796)      (37,291)      (26,620)     (184,310)      (63,151)
                            ---------    --------    --------    --------    ----------    ----------    ----------    ----------
     Net equity
       transactions.......      3,052      87,180       9,218      (7,027)       32,169       (14,193)      184,791       261,729
                            ---------    --------    --------    --------    ----------    ----------    ----------    ----------
       Net change in
          contract owners'
          equity..........     43,477     197,825      44,296      95,207       264,565       569,795       503,339       967,585
                            ---------    --------    --------    --------    ----------    ----------    ----------    ----------
Contract owners' equity:
  Beginning of period.....    509,981     312,156     318,683     223,476     1,844,166     1,274,371     3,404,368     2,436,783
                            ---------    --------    --------    --------    ----------    ----------    ----------    ----------
  End of period...........  $ 553,458    $509,981    $362,979    $318,683    $2,108,731    $1,844,166    $3,907,707    $3,404,368
                            =========    ========    ========    ========    ==========    ==========    ==========    ==========
Change in units:
  Beginning units.........     74,403      59,086      31,259      31,437        98,271        98,055       224,376       202,583
                            ---------    --------    --------    --------    ----------    ----------    ----------    ----------
  Units purchased.........     22,702      26,907       9,243      13,693        16,753        22,444        59,347        59,686
  Units redeemed..........    (21,994)    (11,590)     (8,121)    (13,871)      (14,732)      (22,228)      (47,069)      (37,893)
                            ---------    --------    --------    --------    ----------    ----------    ----------    ----------
  Ending units............     75,111      74,403      32,381      31,259       100,292        98,271       236,654       224,376
                            =========    ========    ========    ========    ==========    ==========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                     OHIO NATIONAL FUND, INC.
                                 ------------------------------------------------------------------------------------------------
                                   SOCIAL                                EQUITY
                                 AWARENESS                               INCOME
                                 SUBACCOUNT         BLUE CHIP          SUBACCOUNT      HIGH INCOME BOND         CAPITAL GROWTH
                                  (NOTE 5)          SUBACCOUNT          (NOTE 5)          SUBACCOUNT              SUBACCOUNT
                                 ----------    --------------------    ----------    --------------------    --------------------
                                    2003         2004        2003         2003         2004        2003        2004        2003
                                 ----------    --------    --------    ----------    --------    --------    --------    --------
Increase in contract
  owners' equity from
  operations:
  Net investment
     activity..............      $     141     $    353    $    131     $     30     $ (2,565)   $ 10,746    $ (3,236)   $ (2,102)
  Reinvested capital
     gains.................              0            0           0            0            0           0           0           0
  Realized gain (loss).....        (49,400)       4,601         665       (1,337)       7,562          45      (2,252)     (9,094)
  Unrealized gain..........         54,712        9,989      21,855        2,057       21,332      17,909      49,165      62,626
                                 ---------     --------    --------     --------     --------    --------    --------    --------
     Net increase in
       contract owners'
       equity from
       operations..........          5,453       14,943      22,651          750       26,329      28,700      43,677      51,430
                                 ---------     --------    --------     --------     --------    --------    --------    --------
Equity transactions:
  Contract purchase
     payments..............         12,789       76,151      51,398        4,079      154,989     118,331      81,159      69,313
  Transfers from fixed &
     other subaccounts.....          1,676        7,139      32,242            0       75,968      20,294      53,342       4,209
  Withdrawals, surrenders &
     death benefit
     payments..............         (4,226)     (40,215)     (6,425)        (191)     (58,035)    (15,101)    (63,255)    (15,484)
  Surrender charges (note
     3)....................              0            0           0            0            0        (134)        (48)          0
  Transfers to fixed &
     other subaccounts.....       (100,978)        (479)     (7,322)     (20,662)     (43,651)     (2,904)    (46,410)     (1,697)
                                 ---------     --------    --------     --------     --------    --------    --------    --------
     Net equity
       transactions........        (90,739)      42,596      69,893      (16,774)     129,271     120,486      24,788      56,341
                                 ---------     --------    --------     --------     --------    --------    --------    --------
       Net change in
          contract owners'
          equity...........        (85,286)      57,539      92,544      (16,024)     155,600     149,186      68,465     107,771
                                 ---------     --------    --------     --------     --------    --------    --------    --------
Contract owners' equity:
  Beginning of period......         85,286      133,501      40,957       16,024      221,790      72,604     213,179     105,408
                                 ---------     --------    --------     --------     --------    --------    --------    --------
  End of period............      $       0     $191,040    $133,501     $      0     $377,390    $221,790    $281,644    $213,179
                                 =========     ========    ========     ========     ========    ========    ========    ========
Change in units:
  Beginning units..........         16,064       13,780       5,280        2,505       18,410       7,301      30,908      21,126
                                 ---------     --------    --------     --------     --------    --------    --------    --------
  Units purchased..........          2,404        8,513       9,540          645       16,794      12,778      18,532      13,112
  Units redeemed...........        (18,468)      (4,058)     (1,040)      (3,150)      (6,515)     (1,669)    (14,866)     (3,330)
                                 ---------     --------    --------     --------     --------    --------    --------    --------
  Ending units.............              0       18,235      13,780            0       28,689      18,410      34,574      30,908
                                 =========     ========    ========     ========     ========    ========    ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                                   OHIO NATIONAL FUND, INC.
                                                              -------------------------------------------------------------------
                                                                NASDAQ-100 INDEX                                BRYTON GROWTH
                                                                   SUBACCOUNT         BRISTOL SUBACCOUNT          SUBACCOUNT
                                                              --------------------    -------------------    --------------------
                                                                2004        2003        2004       2003        2004        2003
                                                              --------    --------    --------    -------    --------    --------
Increase in contract owners' equity from operations:
  Net investment activity...................................  $ (2,635)   $ (1,763)   $    68     $    0     $   (336)   $   (127)
  Reinvested capital gains..................................         0           0      1,777          0            0           0
  Realized gain.............................................     9,689       4,308         17          0           73       1,127
  Unrealized gain (loss)....................................    11,567      42,810       (138)       117        2,912         539
                                                              --------    --------    -------     ------     --------    --------
     Net increase in contract owners' equity from
      operations............................................    18,621      45,355      1,724        117        2,649       1,539
                                                              --------    --------    -------     ------     --------    --------
Equity transactions:
  Contract purchase payments................................   109,585      57,842     14,355      1,358       22,791       2,100
  Transfers from fixed & other subaccounts..................    16,626      45,591          0          0       10,390      24,398
  Withdrawals, surrenders & death benefit payments..........   (44,567)     (8,895)    (1,036)         0         (166)          0
  Surrender charges (note 3)................................         0           0          0          0            0           0
  Transfers to fixed & other subaccounts....................   (37,205)    (40,022)         0          0      (14,881)    (14,742)
                                                              --------    --------    -------     ------     --------    --------
     Net equity transactions................................    44,439      54,516     13,319      1,358       18,134      11,756
                                                              --------    --------    -------     ------     --------    --------
       Net change in contract owners' equity................    63,060      99,871     15,043      1,475       20,783      13,295
                                                              --------    --------    -------     ------     --------    --------
Contract owners' equity:
  Beginning of period.......................................   178,195      78,324      1,475          0       13,801         506
                                                              --------    --------    -------     ------     --------    --------
  End of period.............................................  $241,255    $178,195    $16,518     $1,475     $ 34,584    $ 13,801
                                                              ========    ========    =======     ======     ========    ========
Change in units:
  Beginning units...........................................    49,264      31,591        144          0        1,513          74
                                                              --------    --------    -------     ------     --------    --------
  Units purchased...........................................    34,280      24,269      1,457        144        2,698       2,501
  Units redeemed............................................   (22,090)     (6,596)       (95)         0         (637)     (1,062)
                                                              --------    --------    -------     ------     --------    --------
  Ending units..............................................    61,454      49,264      1,506        144        3,574       1,513
                                                              ========    ========    =======     ======     ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                    DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                        -----------------------------------------------------------------------------------------
                                          FIRST QUARTER      FEBRUARY      MARCH       SECOND QUARTER        MAY          JUNE
                                           SUBACCOUNT       SUBACCOUNT   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT   SUBACCOUNT
                                        -----------------   ----------   ----------   -----------------   ----------   ----------
                                         2004      2003        2003         2003       2004      2003        2003         2003
                                        -------   -------   ----------   ----------   -------   -------   ----------   ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............  $  (133)  $    95    $     6      $     4     $  (157)  $   125    $     1      $     0
  Reinvested capital gains............        0         0          0            0           0         0          0            0
  Realized gain (loss)................       73       186       (649)         (56)         49       220       (126)        (107)
  Unrealized gain.....................      214     1,545        660          135         177     1,460        126           97
                                        -------   -------    -------      -------     -------   -------    -------      -------
     Net increase (decrease) in
       contract owners' equity from
       operations.....................      154     1,826         17           83          69     1,805          1          (10)
                                        -------   -------    -------      -------     -------   -------    -------      -------
Equity transactions:
  Contract purchase payments..........    2,806     1,115        548          982       1,935     1,757          0            0
  Transfers from fixed & other
     subaccounts......................        0     8,069      1,771        1,358           0    13,653        770          794
  Withdrawals, surrenders & death
     benefit payments.................     (346)     (281)         0            0        (291)     (316)         0            0
  Surrender charges (note 3)..........        0         0          0            0           0         0          0            0
  Transfers to fixed & other
     subaccounts......................     (198)   (3,213)    (5,207)      (3,047)       (792)   (6,746)    (1,373)      (1,452)
                                        -------   -------    -------      -------     -------   -------    -------      -------
     Net equity transactions..........    2,262     5,690     (2,888)        (707)        852     8,348       (603)        (658)
                                        -------   -------    -------      -------     -------   -------    -------      -------
       Net change in contract owners'
          equity......................    2,416     7,516     (2,871)        (624)        921    10,153       (602)        (668)
                                        -------   -------    -------      -------     -------   -------    -------      -------
Contract owners' equity:
  Beginning of period.................    7,939       423      2,871          624      11,205     1,052        602          668
                                        -------   -------    -------      -------     -------   -------    -------      -------
  End of period.......................  $10,355   $ 7,939    $     0      $     0     $12,126   $11,205    $     0      $     0
                                        =======   =======    =======      =======     =======   =======    =======      =======
Change in units:
  Beginning units.....................      750        49        307           62         903       107         59           70
                                        -------   -------    -------      -------     -------   -------    -------      -------
  Units purchased.....................      264       741         64          107         164       845          0            0
  Units redeemed......................      (53)      (40)      (371)        (169)        (95)      (49)       (59)         (70)
                                        -------   -------    -------      -------     -------   -------    -------      -------
  Ending units........................      961       750          0            0         972       903          0            0
                                        =======   =======    =======      =======     =======   =======    =======      =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                 DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                  -----------------------------------------------------------------------------------------------
                                    THIRD QUARTER         AUGUST      SEPTEMBER      FOURTH QUARTER       NOVEMBER      DECEMBER
                                      SUBACCOUNT        SUBACCOUNT    SUBACCOUNT       SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
                                  ------------------    ----------    ----------    -----------------    ----------    ----------
                                   2004       2003         2003          2003        2004      2003         2003          2003
                                  -------    -------    ----------    ----------    ------    -------    ----------    ----------
Increase (decrease) in contract
  owners' equity from
  operations:
  Net investment activity.......  $   (82)   $    52     $     0       $     1      $  (63)   $    34     $     2       $     1
  Reinvested capital gains......        0          0           0             0           0          0           0             0
  Realized gain (loss)..........      478         18        (101)          (38)         45        126         (55)          (86)
  Unrealized gain (loss)........      (70)       748          92            29          86        545          61            63
                                  -------    -------     -------       -------      ------    -------     -------       -------
     Net increase (decrease) in
       contract owners' equity
       from operations..........      326        818          (9)           (8)         68        705           8           (22)
                                  -------    -------     -------       -------      ------    -------     -------       -------
Equity transactions:
  Contract purchase payments....    1,980      2,102           3             0       2,109      1,833           8             7
  Transfers from fixed & other
     subaccounts................    6,607      3,090           0             0           0      2,530       1,322           690
  Withdrawals, surrenders &
     death benefit payments.....     (237)       (66)        (80)            0        (304)      (180)          0             0
  Surrender charges (note 3)....        0          0           0             0           0          0           0             0
  Transfers to fixed & other
     subaccounts................   (6,898)    (1,889)       (819)         (745)       (200)    (1,242)     (2,310)       (1,258)
                                  -------    -------     -------       -------      ------    -------     -------       -------
     Net equity transactions....    1,452      3,237        (896)         (745)      1,605      2,941        (980)         (561)
                                  -------    -------     -------       -------      ------    -------     -------       -------
       Net change in contract
          owners' equity........    1,778      4,055        (905)         (753)      1,673      3,646        (972)         (583)
                                  -------    -------     -------       -------      ------    -------     -------       -------
Contract owners' equity:
  Beginning of period...........    5,293      1,238         905           753       4,736      1,090         972           583
                                  -------    -------     -------       -------      ------    -------     -------       -------
  End of period.................  $ 7,071    $ 5,293     $     0       $     0      $6,409    $ 4,736     $     0       $     0
                                  =======    =======     =======       =======      ======    =======     =======       =======
Change in units:
  Beginning units...............      431        124          94            83         369        104         124            71
                                  -------    -------     -------       -------      ------    -------     -------       -------
  Units purchased...............      718        322           0             0         172        290           1             1
  Units redeemed................     (584)       (15)        (94)          (83)        (41)       (25)       (125)          (72)
                                  -------    -------     -------       -------      ------    -------     -------       -------
  Ending units..................      565        431           0             0         500        369           0             0
                                  =======    =======     =======       =======      ======    =======     =======       =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                  DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                    ---------------------------------------------------------------------------------------------
                                      FIRST QUARTER       FEBRUARY       MARCH        SECOND QUARTER        MAY           JUNE
                                       SUBACCOUNT        SUBACCOUNT    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT    SUBACCOUNT
                                    -----------------    ----------    ----------    ----------------    ----------    ----------
                                     2004       2003        2003          2003        2004      2003        2003          2003
                                    -------    ------    ----------    ----------    ------    ------    ----------    ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.........  $   (31)   $   40      $   1         $   1       $  (20)   $   11      $   0         $   0
  Reinvested capital gains........        0       233          0             0            0         0          0             0
  Realized gain (loss)............      484       (16)       (31)          (31)          58       (14)       (81)          (89)
  Unrealized gain (loss)..........     (213)      469         46            54           90       230         84            83
                                    -------    ------      -----         -----       ------    ------      -----         -----
     Net increase (decrease) in
       contract owners' equity
       from operations............      240       726         16            24          128       227          3            (6)
                                    -------    ------      -----         -----       ------    ------      -----         -----
Equity transactions:
  Contract purchase payments......      572       245        106           185          276       408          0             0
  Transfers from fixed & other
     subaccounts..................        0     1,243        249           168            0       798          0             0
  Withdrawals, surrenders & death
     benefit payments.............   (4,217)     (100)         0             0         (525)      (11)         0             0
  Surrender charges (note 3)......        0         0          0             0            0         0          0             0
  Transfers to fixed & other
     subaccounts..................        0      (372)      (672)         (570)           0      (293)      (224)         (265)
                                    -------    ------      -----         -----       ------    ------      -----         -----
     Net equity transactions......   (3,645)    1,016       (317)         (217)        (249)      902       (224)         (265)
                                    -------    ------      -----         -----       ------    ------      -----         -----
       Net change in contract
          owners' equity..........   (3,405)    1,742       (301)         (193)        (121)    1,129       (221)         (271)
                                    -------    ------      -----         -----       ------    ------      -----         -----
Contract owners' equity:
  Beginning of period.............    4,702     2,960        301           193        1,446       317        221           271
                                    -------    ------      -----         -----       ------    ------      -----         -----
  End of period...................  $ 1,297    $4,702      $   0         $   0       $1,325    $1,446      $   0         $   0
                                    =======    ======      =====         =====       ======    ======      =====         =====
Change in units:
  Beginning units.................      434       322         28            17          123        33         23            30
                                    -------    ------      -----         -----       ------    ------      -----         -----
  Units purchased.................       52       121         11            18           24        91          0             0
  Units redeemed..................     (376)       (9)       (39)          (35)         (44)       (1)       (23)          (30)
                                    -------    ------      -----         -----       ------    ------      -----         -----
  Ending units....................      110       434          0             0          103       123          0             0
                                    =======    ======      =====         =====       ======    ======      =====         =====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                   DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                     --------------------------------------------------------------------------------------------
                                      THIRD QUARTER        AUGUST      SEPTEMBER      FOURTH QUARTER      NOVEMBER      DECEMBER
                                        SUBACCOUNT       SUBACCOUNT    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT    SUBACCOUNT
                                     ----------------    ----------    ----------    ----------------    ----------    ----------
                                      2004      2003        2003          2003        2004      2003        2003          2003
                                     ------    ------    ----------    ----------    ------    ------    ----------    ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $  (21)   $   16      $   0         $   0       $  (18)   $    9      $   1         $   0
  Reinvested capital gains.........       0        27          0             0            0         4          0             0
  Realized gain (loss).............      31       (17)       (23)          (10)          43       (14)       (10)          (28)
  Unrealized gain..................      91       107         19             6           36       146         23            25
                                     ------    ------      -----         -----       ------    ------      -----         -----
     Net increase (decrease) in
       contract owners' equity from
       operations..................     101       133         (4)           (4)          61       145         14            (3)
                                     ------    ------      -----         -----       ------    ------      -----         -----
Equity transactions:
  Contract purchase payments.......     395       465        (14)            0          350       409         (1)            0
  Transfers from fixed & other
     subaccounts...................       0       925        191           126            0       595          0             0
  Withdrawals, surrenders & death
     benefit payments..............    (621)      (13)         0             0         (282)      (59)         0             0
  Surrender charges (note 3).......       0         0          0             0            0         0          0             0
  Transfers to fixed & other
     subaccounts...................       0      (310)      (515)         (410)           0      (150)      (267)         (153)
                                     ------    ------      -----         -----       ------    ------      -----         -----
     Net equity transactions.......    (226)    1,067       (338)         (284)          68       795       (268)         (153)
                                     ------    ------      -----         -----       ------    ------      -----         -----
       Net change in contract
          owners' equity...........    (125)    1,200       (342)         (288)         129       940       (254)         (156)
                                     ------    ------      -----         -----       ------    ------      -----         -----
Contract owners' equity:
  Beginning of period..............   1,545       345        342           288        1,308       368        254           156
                                     ------    ------      -----         -----       ------    ------      -----         -----
  End of period....................  $1,420    $1,545      $   0         $   0       $1,437    $1,308      $   0         $   0
                                     ======    ======      =====         =====       ======    ======      =====         =====
Change in units:
  Beginning units..................     141        36         30            29           94        31         35            18
                                     ------    ------      -----         -----       ------    ------      -----         -----
  Units purchased..................      37       106         (1)            0           24        67          0             0
  Units redeemed...................     (56)       (1)       (29)          (29)         (19)       (4)       (35)          (18)
                                     ------    ------      -----         -----       ------    ------      -----         -----
  Ending units.....................     122       141          0             0           99        94          0             0
                                     ======    ======      =====         =====       ======    ======      =====         =====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                      JANUS ADVISER SERIES
                               --------------------------------------------------------------------------------------------------
                                      GROWTH                  WORLDWIDE                  BALANCED            INTERNATIONAL GROWTH
                                    SUBACCOUNT               SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                               ---------------------    ---------------------    ------------------------    --------------------
                                 2004         2003        2004         2003         2004          2003         2004      2003(c)
                               ---------    --------    ---------    --------    ----------    ----------    --------    --------
Increase in contract owners'
  equity from operations:
  Net investment activity....  $  (9,543)   $ (6,863)   $  (5,839)   $ (3,095)   $    3,926    $    1,985    $    47      $    8
  Reinvested capital gains...          0           0            0           0             0             0          0           0
  Realized gain (loss).......     (3,533)    (16,484)     (26,881)    (45,937)       18,620        (2,118)       215          64
  Unrealized gain............     37,036     158,378       59,362     159,942        58,935       112,092      5,810          29
                               ---------    --------    ---------    --------    ----------    ----------    -------      ------
     Net increase in contract
       owners' equity from
       operations............     23,960     135,031       26,642     110,910        81,481       111,959      6,072         101
                               ---------    --------    ---------    --------    ----------    ----------    -------      ------
Equity transactions:
  Contract purchase
     payments................    224,868     229,434      217,276     203,641       508,675       378,588     26,181           0
  Transfers from fixed &
     other subaccounts.......     26,003       5,613       22,275      19,732       103,756        33,537     13,219         910
  Withdrawals, surrenders &
     death benefit
     payments................   (204,629)    (28,588)    (129,162)    (38,530)     (382,611)      (68,200)    (3,070)          0
  Surrender charges (note
     3)......................        (41)        (96)         (35)        (54)         (696)          (63)         0           0
  Transfers to fixed & other
     subaccounts.............    (42,829)    (41,395)    (130,931)    (47,221)     (123,763)      (41,684)         0           0
                               ---------    --------    ---------    --------    ----------    ----------    -------      ------
     Net equity
       transactions..........      3,372     164,968      (20,577)    137,568       105,361       302,178     36,330         910
                               ---------    --------    ---------    --------    ----------    ----------    -------      ------
       Net change in contract
          owners' equity.....     27,332     299,999        6,065     248,478       186,842       414,137     42,402       1,011
                               ---------    --------    ---------    --------    ----------    ----------    -------      ------
Contract owners' equity:
  Beginning of period........    680,583     380,584      635,387     386,909     1,091,975       677,838      1,011           0
                               ---------    --------    ---------    --------    ----------    ----------    -------      ------
  End of period..............  $ 707,915    $680,583    $ 641,452    $635,387    $1,278,817    $1,091,975    $43,413      $1,011
                               =========    ========    =========    ========    ==========    ==========    =======      ======
Change in units:
  Beginning units............     96,641      69,415       82,882      61,168       105,520        73,680         89           0
                               ---------    --------    ---------    --------    ----------    ----------    -------      ------
  Units purchased............     36,462      39,233       31,855      34,639        57,323        43,386      3,404          89
  Units redeemed.............    (35,603)    (12,007)     (33,764)    (12,925)      (47,318)      (11,546)      (252)          0
                               ---------    --------    ---------    --------    ----------    ----------    -------      ------
  Ending units...............     97,500      96,641       80,973      82,882       115,525       105,520      3,241          89
                               =========    ========    =========    ========    ==========    ==========    =======      ======

---------------

(c) Period from October 1, 2003, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                             STRONG VARIABLE INSURANCE FUNDS, INC
                                                              -------------------------------------------------------------------
                                                                 OPPORTUNITY II        MULTI CAP VALUE II     MID CAP GROWTH II
                                                                   SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                                              ---------------------    ------------------    --------------------
                                                                2004         2003       2004       2003        2004        2003
                                                              ---------    --------    -------    -------    --------    --------
Increase in contract owners' equity from operations:
  Net investment activity...................................  $  (3,758)   $ (2,767)   $  (59)    $  (32)    $ (3,048)   $ (1,843)
  Reinvested capital gains..................................          0           0         0          0            0           0
  Realized gain (loss)......................................     17,083      (2,985)       11         27       (2,888)     (7,948)
  Unrealized gain...........................................     29,678      70,861       771        993       45,771      45,662
                                                              ---------    --------    ------     ------     --------    --------
     Net increase in contract owners' equity from
      operations............................................     43,003      65,109       723        988       39,835      35,871
                                                              ---------    --------    ------     ------     --------    --------
Equity transactions:
  Contract purchase payments................................     58,051      75,932       799      1,013       89,599      58,029
  Transfers from fixed & other subaccounts..................      7,727      10,014         0          0           46      18,296
  Withdrawals, surrenders & death benefit payments..........   (103,213)     (8,331)        0          0      (25,132)     (4,068)
  Surrender charges (note 3)................................        (79)        (15)        0          0            0           0
  Transfers to fixed & other subaccounts....................     (2,925)    (28,276)        0          0      (21,424)    (11,573)
                                                              ---------    --------    ------     ------     --------    --------
     Net equity transactions................................    (40,439)     49,324       799      1,013       43,089      60,684
                                                              ---------    --------    ------     ------     --------    --------
       Net change in contract owners' equity................      2,564     114,433     1,522      2,001       82,924      96,555
                                                              ---------    --------    ------     ------     --------    --------
Contract owners' equity:
  Beginning of period.......................................    273,918     159,485     3,974      1,973      187,027      90,472
                                                              ---------    --------    ------     ------     --------    --------
  End of period.............................................  $ 276,482    $273,918    $5,496     $3,974     $269,951    $187,027
                                                              =========    ========    ======     ======     ========    ========
Change in units:
  Beginning units...........................................     25,178      19,817       342        232       30,930      19,814
                                                              ---------    --------    ------     ------     --------    --------
  Units purchased...........................................      5,726       6,701        68        110       14,216      13,669
  Units redeemed............................................     (9,116)     (1,340)        0          0       (7,172)     (2,553)
                                                              ---------    --------    ------     ------     --------    --------
  Ending units..............................................     21,788      25,178       410        342       37,974      30,930
                                                              =========    ========    ======     ======     ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                            GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                              -------------------------------------------------------------------
                                                                GROWTH & INCOME         CORE US EQUITY          CAPITAL GROWTH
                                                                   SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                                              --------------------    -------------------    --------------------
                                                                2004        2003        2004       2003        2004        2003
                                                              --------    --------    --------    -------    --------    --------
Increase in contract owners' equity from operations:
  Net investment activity...................................  $    646    $    182    $     18    $  (129)   $   (969)   $   (956)
  Reinvested capital gains..................................         0           0           0          0           0           0
  Realized gain (loss)......................................     7,553       1,878       7,500       (543)      8,571      (3,406)
  Unrealized gain...........................................    17,903      20,883       4,872     10,253       6,644      24,439
                                                              --------    --------    --------    -------    --------    --------
     Net increase in contract owners' equity from
      operations............................................    26,102      22,943      12,390      9,581      14,246      20,077
                                                              --------    --------    --------    -------    --------    --------
Equity transactions:
  Contract purchase payments................................    48,715      40,877      49,367     22,968      67,308      50,221
  Transfers from fixed & other subaccounts..................    35,583      27,012      54,792      3,634      48,899      82,137
  Withdrawals, surrenders & death benefit payments..........   (42,490)    (19,074)    (17,902)    (1,387)    (40,371)     (2,812)
  Surrender charges (note 3)................................         0         (97)          0          0           0         (55)
  Transfers to fixed & other subaccounts....................    (9,239)     (9,688)    (61,458)    (2,594)    (77,652)    (52,499)
                                                              --------    --------    --------    -------    --------    --------
     Net equity transactions................................    32,569      39,030      24,799     22,621      (1,816)     76,992
                                                              --------    --------    --------    -------    --------    --------
       Net change in contract owners' equity................    58,671      61,973      37,189     32,202      12,430      97,069
                                                              --------    --------    --------    -------    --------    --------
Contract owners' equity:
  Beginning of period.......................................   131,895      69,922      56,090     23,888     168,301      71,232
                                                              --------    --------    --------    -------    --------    --------
  End of period.............................................  $190,566    $131,895    $ 93,279    $56,090    $180,731    $168,301
                                                              ========    ========    ========    =======    ========    ========
Change in units:
  Beginning units...........................................    13,914       9,051       6,734      3,664      21,564      11,143
                                                              --------    --------    --------    -------    --------    --------
  Units purchased...........................................     8,396       8,284       8,154      3,662      10,658      14,406
  Units redeemed............................................    (5,159)     (3,421)     (5,014)      (592)    (10,707)     (3,985)
                                                              --------    --------    --------    -------    --------    --------
  Ending units..............................................    17,151      13,914       9,874      6,734      21,515      21,564
                                                              ========    ========    ========    =======    ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                            VAN KAMPEN UNIVERSAL INSTITUTIONAL
                                                     FUNDS -- CLASS I                       LAZARD RETIREMENT SERIES, INC
                                         ----------------------------------------    --------------------------------------------
                                           US REAL ESTATE        CORE PLUS FIXED       EMERGING MARKET            SMALL CAP
                                             SUBACCOUNT         INCOME SUBACCOUNT         SUBACCOUNT              SUBACCOUNT
                                         -------------------    -----------------    --------------------    --------------------
                                           2004       2003       2004     2003(c)      2004        2003        2004        2003
                                         --------    -------    ------    -------    --------    --------    --------    --------
Increase in contract owners' equity
  from operations:
  Net investment activity..............  $    649    $  (334)   $   40    $   (3)    $ (1,587)   $ (1,571)   $ (7,383)   $ (4,633)
  Reinvested capital gains.............     2,722          0         4         0            0           0           0           0
  Realized gain (loss).................     1,455       (817)        0         0       31,419       6,551      16,019         (71)
  Unrealized gain......................    47,554      6,800         9        18       39,727      52,272      64,274     117,064
                                         --------    -------    ------    ------     --------    --------    --------    --------
     Net increase in contract owners'
       equity from operations..........    52,380      5,649        53        15       69,559      57,252      72,910     112,360
                                         --------    -------    ------    ------     --------    --------    --------    --------
Equity transactions:
  Contract purchase payments...........    69,059     15,264     1,110       122      123,494      85,415     197,779     127,972
  Transfers from fixed & other
     subaccounts.......................   152,375     11,351         0     1,000       83,857      24,860       4,852      59,337
  Withdrawals, surrenders & death
     benefit payments..................   (13,462)    (1,086)        0         0      (85,907)    (18,779)    (83,756)    (16,114)
  Surrender charges (note 3)...........         0          0         0         0            0         (17)          0        (147)
  Transfers to fixed & other
     subaccounts.......................    (1,792)    (9,033)        0         0      (44,730)    (22,743)    (24,172)    (56,094)
                                         --------    -------    ------    ------     --------    --------    --------    --------
     Net equity transactions...........   206,180     16,496     1,110     1,122       76,714      68,736      94,703     114,954
                                         --------    -------    ------    ------     --------    --------    --------    --------
       Net change in contract owners'
          equity.......................   258,560     22,145     1,163     1,137      146,273     125,988     167,613     227,314
                                         --------    -------    ------    ------     --------    --------    --------    --------
Contract owners' equity:
  Beginning of period..................    37,591     15,446     1,137         0      190,391      64,403     493,763     266,449
                                         --------    -------    ------    ------     --------    --------    --------    --------
  End of period........................  $296,151    $37,591    $2,300    $1,137     $336,664    $190,391    $661,376    $493,763
                                         ========    =======    ======    ======     ========    ========    ========    ========
Change in units:
  Beginning units......................     2,019      1,125       113         0       15,617       7,972      30,489      22,276
                                         --------    -------    ------    ------     --------    --------    --------    --------
  Units purchased......................    10,521      1,011       109       113       13,834      11,522      11,874      13,748
  Units redeemed.......................      (722)      (117)        0         0       (8,018)     (3,877)     (6,335)     (5,535)
                                         --------    -------    ------    ------     --------    --------    --------    --------
  Ending units.........................    11,818      2,019       222       113       21,433      15,617      36,028      30,489
                                         ========    =======    ======    ======     ========    ========    ========    ========

---------------

(c) Period from October 1, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
                               --------------------------------------------------------------------------------------------------
                                    VIP MID-CAP              VIP CONTRAFUND              VIP GROWTH           VIP EQUITY INCOME
                                     SUBACCOUNT                SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                               ----------------------    ----------------------    ----------------------    --------------------
                                  2004         2003        2004         2003         2004         2003         2004      2003(c)
                               ----------    --------    --------    ----------    --------    ----------    --------    --------
Increase in contract owners'
  equity from operations:
  Net investment activity....  $  (11,380)   $ (4,897)   $ (5,959)    $ (2,539)    $ (4,618)    $ (2,783)    $   (308)   $    (85)
  Reinvested capital gains...           0           0           0            0            0            0          190           0
  Realized gain..............      42,310       3,155      11,681        3,346       17,742        3,793        2,430           2
  Unrealized gain (loss).....     173,256     159,633      68,633       59,719       (3,132)      62,014        9,334       2,764
                               ----------    --------    --------     --------     --------     --------     --------    --------
     Net increase in contract
       owners' equity from
       operations............     204,186     157,891      74,355       60,526        9,992       63,024       11,646       2,681
                               ----------    --------    --------     --------     --------     --------     --------    --------
Equity transactions:
  Contract purchase
     payments................     512,526     256,938     345,471      144,231      158,786      130,129       79,181       2,177
  Transfers from fixed &
     other subaccounts.......     105,052      39,227      50,829       59,402       72,182       76,788       81,622      30,672
  Withdrawals, surrenders &
     death benefit
     payments................    (109,073)    (25,300)    (79,308)     (27,829)     (97,179)     (30,793)      (2,534)          0
  Surrender charges (note
     3)......................         (22)       (214)          0          (16)         (30)        (158)           0           0
  Transfers to fixed & other
     subaccounts.............    (103,924)     (9,555)     (7,086)      (6,426)     (52,546)     (34,614)     (34,194)          0
                               ----------    --------    --------     --------     --------     --------     --------    --------
     Net equity
       transactions..........     404,559     261,096     309,906      169,362       81,213      141,352      124,075      32,849
                               ----------    --------    --------     --------     --------     --------     --------    --------
       Net change in contract
          owners' equity.....     608,745     418,987     384,261      229,888       91,205      204,376      135,721      35,530
                               ----------    --------    --------     --------     --------     --------     --------    --------
Contract owners' equity:
  Beginning of period........     646,303     227,316     345,623      115,735      333,017      128,641       35,530           0
                               ----------    --------    --------     --------     --------     --------     --------    --------
  End of period..............  $1,255,048    $646,303    $729,884     $345,623     $424,222     $333,017     $171,251    $ 35,530
                               ==========    ========    ========     ========     ========     ========     ========    ========
Change in units:
  Beginning units............      50,283      24,125      38,442       16,282       54,031       27,296        3,188           0
                               ----------    --------    --------     --------     --------     --------     --------    --------
  Units purchased............      42,994      29,373      42,056       25,993       33,077       32,407       11,265       3,188
  Units redeemed.............     (13,887)     (3,215)     (9,049)      (3,833)     (19,459)      (5,672)        (454)          0
                               ----------    --------    --------     --------     --------     --------     --------    --------
  Ending units...............      79,390      50,283      71,449       38,442       67,649       54,031       13,999       3,188
                               ==========    ========    ========     ========     ========     ========     ========    ========

---------------

(c) Period from October 1, 2003, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                MFS VARIABLE INSURANCE TRUST-SERVICE CLASS
                                         ----------------------------------------------------------------------------------------
                                                                    INVESTORS
                                           NEW DISCOVERY          GROWTH STOCK          MID CAP GROWTH           TOTAL RETURN
                                             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                         ------------------    -------------------    -------------------    --------------------
                                          2004       2003        2004       2003        2004       2003        2004        2003
                                         -------    -------    --------    -------    --------    -------    --------    --------
Increase in contract owners' equity
  from operations:
  Net investment activity..............  $  (662)   $  (308)   $ (1,365)   $  (338)   $   (926)   $  (334)   $    575    $   (188)
  Reinvested capital gains.............        0          0           0          0           0          0           0           0
  Realized gain (loss).................      666         21          30        354       6,322        749       4,886        (180)
  Unrealized gain......................    3,836      7,333      11,033      5,103       3,479      7,179      39,234      28,053
                                         -------    -------    --------    -------    --------    -------    --------    --------
     Net increase in contract owners'
       equity from operations..........    3,840      7,046       9,698      5,119       8,875      7,594      44,695      27,685
                                         -------    -------    --------    -------    --------    -------    --------    --------
Equity transactions:
  Contract purchase payments...........   50,847     22,133     111,749     73,306      74,648     20,513     316,894     215,875
  Transfers from fixed & other
     subaccounts.......................      744          0          94      9,888       2,740     20,741      90,462      31,378
  Withdrawals, surrenders & death
     benefit payments..................   (4,677)       (40)     (6,067)      (120)     (5,437)      (911)    (89,283)     (6,345)
  Surrender charges (note 3)...........        0          0           0          0           0          0           0           0
  Transfers to fixed & other
     subaccounts.......................        0        (24)       (827)    (5,572)    (35,253)    (3,500)     (3,644)    (25,357)
                                         -------    -------    --------    -------    --------    -------    --------    --------
     Net equity transactions...........   46,914     22,069     104,949     77,502      36,698     36,843     314,429     215,551
                                         -------    -------    --------    -------    --------    -------    --------    --------
       Net change in contract owners'
          equity.......................   50,754     29,115     114,647     82,621      45,573     44,437     359,124     243,236
                                         -------    -------    --------    -------    --------    -------    --------    --------
Contract owners' equity:
  Beginning of period..................   36,239      7,124      87,418      4,797      51,399      6,962     326,587      83,351
                                         -------    -------    --------    -------    --------    -------    --------    --------
  End of period........................  $86,993    $36,239    $202,065    $87,418    $ 96,972    $51,399    $685,711    $326,587
                                         =======    =======    ========    =======    ========    =======    ========    ========
Change in units:
  Beginning units......................    3,542        917       9,461        628       6,156      1,124      29,795       8,704
                                         -------    -------    --------    -------    --------    -------    --------    --------
  Units purchased......................    5,031      2,633      11,655      9,110       8,579      5,145      35,734      22,217
  Units redeemed.......................     (459)        (8)       (777)      (277)     (4,443)      (113)     (8,422)     (1,126)
                                         -------    -------    --------    -------    --------    -------    --------    --------
  Ending units.........................    8,114      3,542      20,339      9,461      10,292      6,156      57,107      29,795
                                         =======    =======    ========    =======    ========    =======    ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                       J P MORGAN SERIES TRUST II
                                                              ---------------------------------------------
                                                                 SMALL COMPANY            MID CAP VALUE
                                                                   SUBACCOUNT              SUBACCOUNT
                                                              --------------------    ---------------------
                                                                2004        2003        2004         2003
                                                              --------    --------    ---------    --------
Increase in contract owners' equity from operations:
  Net investment activity...................................  $   (916)   $   (296)   $  (2,686)   $ (1,407)
  Reinvested capital gains..................................         0           0        1,324           0
  Realized gain.............................................     1,227         260       29,118       1,544
  Unrealized gain...........................................    21,338       5,015       20,561      35,549
                                                              --------    --------    ---------    --------
     Net increase in contract owners' equity from
      operations............................................    21,649       4,979       48,317      35,686
                                                              --------    --------    ---------    --------
Equity transactions:
  Contract purchase payments................................    87,489      13,078      115,355      81,041
  Transfers from fixed & other subaccounts..................    10,161       2,504       52,217      30,921
  Withdrawals, surrenders & death benefit payments..........    (8,199)       (915)    (124,860)     (6,876)
  Surrender charges (note 3)................................         0           0            0           0
  Transfers to fixed & other subaccounts....................         0     (13,300)     (22,415)     (5,414)
                                                              --------    --------    ---------    --------
     Net equity transactions................................    89,451       1,367       20,297      99,672
                                                              --------    --------    ---------    --------
       Net change in contract owners' equity................   111,100       6,346       68,614     135,358
                                                              --------    --------    ---------    --------
Contract owners' equity:
  Beginning of period.......................................    23,919      17,573      204,279      68,921
                                                              --------    --------    ---------    --------
  End of period.............................................  $135,019    $ 23,919    $ 272,893    $204,279
                                                              ========    ========    =========    ========
Change in units:
  Beginning units...........................................     2,063       2,034       14,655       6,324
                                                              --------    --------    ---------    --------
  Units purchased...........................................     7,835         113       11,357       9,245
  Units redeemed............................................      (617)        (84)      (9,622)       (914)
                                                              --------    --------    ---------    --------
  Ending units..............................................     9,281       2,063       16,390      14,655
                                                              ========    ========    =========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                   PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES          CALVERT VARIABLE SERIES INC.
                             --------------------------------------------------------------------   -----------------------------
                                 REAL RETURN            TOTAL RETURN             GLOBAL BOND                SOCIAL EQUITY
                                  SUBACCOUNT             SUBACCOUNT              SUBACCOUNT              SUBACCOUNT (NOTE 5)
                             --------------------    -------------------    ---------------------   -----------------------------
                               2004        2003        2004       2003        2004         2003         2004           2003(b)
                             --------    --------    --------    -------    ---------    --------   ------------     ------------
Increase in contract
  owners' equity from
  operations:
  Net investment
     activity..............  $   (612)   $    601    $    632    $   642    $     881    $    505     $ (1,287)        $   (933)
  Reinvested capital
     gains.................    12,250       2,381       1,939        608       12,280         737            0                0
  Realized gain............     2,049       1,016          51        435        2,102          81        4,496            3,622
  Unrealized gain (loss)...     3,404         493       1,449       (404)       2,163       4,682        2,970           15,828
                             --------    --------    --------    -------    ---------    --------     --------         --------
     Net increase in
       contract owners'
       equity from
       operations..........    17,091       4,491       4,071      1,281       17,426       6,005        6,179           18,517
                             --------    --------    --------    -------    ---------    --------     --------         --------
Equity transactions:
  Contract purchase
     payments..............   184,152     127,279      92,650     59,154      154,710     124,830       19,664           16,578
  Transfers from fixed &
     other subaccounts.....   164,922      22,712       9,586     21,018       42,197       5,324            0           97,867
  Withdrawals, surrenders &
     death benefit
     payments..............   (33,681)        (28)    (20,687)    (2,384)    (104,484)          0      (31,905)         (16,423)
  Surrender charges (note
     3)....................         0           0           0          0            0           0            0              (22)
  Transfers to fixed &
     other subaccounts.....   (65,540)    (31,154)    (11,444)         0      (40,264)     (3,201)         (56)          (2,629)
                             --------    --------    --------    -------    ---------    --------     --------         --------
     Net equity
       transactions........   249,853     118,809      70,105     77,788       52,159     126,953      (12,297)          95,371
                             --------    --------    --------    -------    ---------    --------     --------         --------
       Net change in
          contract owners'
          equity...........   266,944     123,300      74,176     79,069       69,585     132,958       (6,118)         113,888
                             --------    --------    --------    -------    ---------    --------     --------         --------
Contract owners' equity:
  Beginning of period......   123,300           0      79,069          0      132,958           0      113,888                0
                             --------    --------    --------    -------    ---------    --------     --------         --------
  End of period............  $390,244    $123,300    $153,245    $79,069    $ 202,543    $132,958     $107,770         $113,888
                             ========    ========    ========    =======    =========    ========     ========         ========
Change in units:
  Beginning units..........    11,067           0       7,426          0       11,268           0       17,314                0
                             --------    --------    --------    -------    ---------    --------     --------         --------
  Units purchased..........    26,496      13,945       9,478      7,651       15,093      11,565        2,988           20,328
  Units redeemed...........    (4,970)     (2,878)     (2,996)      (225)     (10,631)       (297)      (4,805)          (3,014)
                             --------    --------    --------    -------    ---------    --------     --------         --------
  Ending units.............    32,593      11,067      13,908      7,426       15,730      11,268       15,497           17,314
                             ========    ========    ========    =======    =========    ========     ========         ========

---------------

(b) Period from May 2, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                               DREYFUS VARIABLE
                                                                INVESTMENT FUND                   ROYCE CAPITAL FUND
                                                              -------------------    --------------------------------------------
                                                                 APPRECIATION             SMALL CAP               MICRO-CAP
                                                                  SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                                              -------------------    --------------------    --------------------
                                                               2004      2003(a)       2004      2003(a)       2004      2003(a)
                                                              -------    --------    --------    --------    --------    --------
Increase in contract owners' equity from operations:
  Net investment activity...................................  $    15    $    12     $ (2,664)   $  (157)    $ (2,492)   $    (90)
  Reinvested capital gains..................................        0          0       16,970      3,096       21,650       1,374
  Realized gain.............................................       28         58        1,527        120        1,474         428
  Unrealized gain...........................................      109         54       31,586      1,156        5,920         506
                                                              -------    -------     --------    -------     --------    --------
     Net increase in contract owners' equity from
      operations............................................      152        124       47,419      4,215       26,552       2,218
                                                              -------    -------     --------    -------     --------    --------
Equity transactions:
  Contract purchase payments................................    3,357        625      104,897     52,352       95,891      16,967
  Transfers from fixed & other subaccounts..................      893      1,836      152,210     19,428      188,430      33,308
  Withdrawals, surrenders & death benefit payments..........   (1,125)         0      (21,427)         0       (9,541)    (13,198)
  Surrender charges (note 3)................................        0          0          (27)         0            0           0
  Transfers to fixed & other subaccounts....................     (442)    (1,008)        (851)    (1,743)     (31,009)     (1,743)
                                                              -------    -------     --------    -------     --------    --------
     Net equity transactions................................    2,683      1,453      234,802     70,037      243,771      35,334
                                                              -------    -------     --------    -------     --------    --------
       Net change in contract owners' equity................    2,835      1,577      282,221     74,252      270,323      37,552
                                                              -------    -------     --------    -------     --------    --------
Contract owners' equity:
  Beginning of period.......................................    1,577          0       74,252          0       37,552           0
                                                              -------    -------     --------    -------     --------    --------
  End of period.............................................  $ 4,412    $ 1,577     $356,473    $74,252     $307,875    $ 37,552
                                                              =======    =======     ========    =======     ========    ========
Change in units:
  Beginning units...........................................      135          0        5,319          0        2,557           0
                                                              -------    -------     --------    -------     --------    --------
  Units purchased...........................................      325        143       16,764      5,319       18,626       3,451
  Units redeemed............................................      (95)        (8)      (1,370)         0       (2,521)       (894)
                                                              -------    -------     --------    -------     --------    --------
  Ending units..............................................      365        135       20,713      5,319       18,662       2,557
                                                              =======    =======     ========    =======     ========    ========

---------------

(a) Period from May 1, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                                                   PBHG INSURANCE      UBS SERIES
                                                          THE PRUDENTIAL SERIES FUND, INC            SERIES FUND         TRUST
                                                     -----------------------------------------    -----------------    ----------
                                                                              JENNISON 20/20                              U.S.
                                                          JENNISON                FOCUS              TECH & COMM       ALLOCATION
                                                         SUBACCOUNT             SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                                                     -------------------    ------------------    -----------------    ----------
                                                       2004      2003(c)     2004      2003(c)     2004     2003(c)       2004
                                                     --------    -------    -------    -------    ------    -------    ----------
Increase in contract owners' equity from
  operations:
  Net investment activity..........................  $   (198)     $ 0      $   (96)     $ 0      $  (47)    $ (1)        $ (2)
  Reinvested capital gains.........................         0        0            0        0           0        0            0
  Realized gain (loss).............................     1,314        0            3        0         (49)       1            4
  Unrealized gain..................................         0        1        1,752        2         518        3           24
                                                     --------      ---      -------      ---      ------     ----         ----
     Net increase in contract owners' equity from
      operations...................................     1,116        1        1,659        2         422        3           26
                                                     --------      ---      -------      ---      ------     ----         ----
Equity transactions:
  Contract purchase payments.......................    22,882       22       11,335       55       6,088      477          450
  Transfers from fixed & other subaccounts.........    23,968        0        5,020        0         648        0            0
  Withdrawals, surrenders & death benefit
     payments......................................         0        0            0        0           0        0          (88)
  Surrender charges (note 3).......................         0        0            0        0           0        0            0
  Transfers to fixed & other subaccounts...........   (47,936)       0            0        0        (584)       0            0
                                                     --------      ---      -------      ---      ------     ----         ----
     Net equity transactions.......................    (1,086)      22       16,355       55       6,152      477          362
                                                     --------      ---      -------      ---      ------     ----         ----
       Net change in contract owners' equity.......        30       23       18,014       57       6,574      480          388
                                                     --------      ---      -------      ---      ------     ----         ----
Contract owners' equity:
  Beginning of period..............................        23        0           57        0         480        0            0
                                                     --------      ---      -------      ---      ------     ----         ----
  End of period....................................  $     53      $23      $18,071      $57      $7,054     $480         $388
                                                     ========      ===      =======      ===      ======     ====         ====
Change in units:
  Beginning units..................................         2        0            5        0          44        0            0
                                                     --------      ---      -------      ---      ------     ----         ----
  Units purchased..................................     2,101        2        1,436        5         631       44           40
  Units redeemed...................................    (2,098)       0            0        0         (57)       0           (7)
                                                     --------      ---      -------      ---      ------     ----         ----
  Ending units.....................................         5        2        1,441        5         618       44           33
                                                     ========      ===      =======      ===      ======     ====         ====

(c) Period from October 1, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2004

(1)BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account D (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Dow Target Variable Fund LLC, Janus Adviser Series, Strong Insurance Funds, Inc., Van Kampen Universal Institutional Funds, Inc., Goldman Sachs Variable Insurance Trust, Lazard Retirement Series, Inc., Fidelity Variable Insurance Products Fund Service Class 2, MFS Variable Insurance
   Trust -- Service Class, J.P. Morgan Series Trust II, PIMCO Variable Insurance Trust -- Administrative Shares, Calvert Variable Series, Inc., Royce Capital Fund, Dreyfus Variable Investment Fund -- Service Class, The Prudential Series Fund, Inc., UBS Series Trust, and PBHG Insurance Series Fund (collectively the Funds). All the funds, other than the Dow Target Variable Fund LLC, are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2004. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) and the Dow Target Fund LLC (Dow Fund), in which the Account invests. For these services, ONI received fees from ON Fund and Dow Fund of approximately $10.4 million for the year ended December 31, 2004.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed portions of their contracts. Transfers to the ONLIC fixed portion of annuity contracts from the Account totaled $43,670 for the year ended December 31, 2004. Transfers from the ONLIC fixed portion of annuity contracts to the Account totaled $62,523 for the year ended December 31, 2004.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performances of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

(2) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value (fair value represents the contracts in accumulation period) as of December 31, and the expenses, total return and investment income ratio for the periods then ended, for the respective subaccounts and products :

                                                                                                         INVESTMENT
                                    ACCUMULATION     VALUE PER         FAIR                    TOTAL       INCOME
                                      UNITS***          UNIT           VALUE      EXPENSES*   RETURN**   RATIO****
                                    ------------   --------------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
        2004......................    163,717        $21.597987     $ 3,535,959     1.35%      10.93%       0.05%
        2003......................    149,235        $19.469237     $ 2,905,483     1.35%      42.43%       0.18%
        2002......................    123,529        $13.669538     $ 1,688,591     1.35%     -19.83%       0.37%
        2001......................    115,133        $17.049647     $ 1,962,974     1.35%      -9.66%       0.29%
        2000......................    114,667        $18.872661     $ 2,164,075     1.35%      -7.89%       0.29%
   MONEY MARKET SUBACCOUNT
        2004......................     97,121        $12.807711     $ 1,243,896     1.35%      -0.34%       0.99%
        2003......................    103,074        $12.851243     $ 1,324,634     1.35%      -0.60%       0.73%
        2002......................    113,201        $12.929045     $ 1,463,584     1.35%       0.04%       1.36%
        2001......................     71,555        $12.924293     $   924,796     1.35%       2.41%       3.87%
        2000......................     56,828        $12.619825     $   717,158     1.35%       4.93%       6.27%
   BOND SUBACCOUNT
        2004......................     38,854        $17.375575     $   675,103     1.35%       4.47%       0.00%
        2003......................     36,807        $16.631542     $   612,160     1.35%       8.99%       5.64%
        2002......................     34,951        $15.259783     $   533,348     1.35%       7.21%       6.03%
        2001......................     22,694        $14.233764     $   323,018     1.35%       6.97%       5.93%
        2000......................     44,642        $13.306447     $   594,029     1.35%       4.45%       6.87%
   OMNI SUBACCOUNT
        2004......................    105,359        $12.778232     $ 1,346,306     1.35%       5.69%       1.40%
        2003......................    107,499        $12.090792     $ 1,299,744     1.35%      24.52%       1.79%
        2002......................    101,108        $ 9.710079     $   981,763     1.35%     -23.80%       1.93%
        2001......................    102,201        $12.743583     $ 1,302,410     1.35%     -14.23%       1.89%
        2000......................    115,175        $14.857791     $ 1,711,242     1.35%     -15.98%       1.14%
   INTERNATIONAL SUBACCOUNT
        2004......................    117,465        $13.209970     $ 1,551,706     1.35%      11.47%       0.00%
        2003......................    119,596        $11.851173     $ 1,417,353     1.35%      30.83%       0.46%
        2002......................    106,506        $ 9.058520     $   964,790     1.35%     -21.71%       0.27%
        2001......................    107,016        $11.569981     $ 1,238,176     1.35%     -30.51%       0.00%
        2000......................    102,308        $16.649143     $ 1,703,347     1.35%     -23.23%       0.00%
   CAPITAL APPRECIATION SUBACCOUNT
        2004......................     77,484        $26.485361     $ 2,052,197     1.35%      11.00%       0.41%
        2003......................     69,937        $23.861066     $ 1,668,763     1.35%      29.78%       0.26%
        2002......................     62,081        $18.386422     $ 1,141,443     1.35%     -21.21%       0.20%
        2001......................     58,461        $23.337404     $ 1,364,329     1.35%       8.23%       0.51%
        2000......................     61,277        $21.562036     $ 1,321,259     1.35%      29.75%       0.73%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                         INVESTMENT
                                    ACCUMULATION     VALUE PER         FAIR                    TOTAL       INCOME
                                      UNITS***          UNIT           VALUE      EXPENSES*   RETURN**   RATIO****
                                    ------------   --------------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   DISCOVERY SUBACCOUNT
        2004......................     89,408        $24.826960     $ 2,219,724     1.35%       9.45%       0.00%
        2003......................     97,339        $22.683293     $ 2,207,973     1.35%      35.83%       0.00%
        2002......................     90,903        $16.699319     $ 1,518,010     1.35%     -33.63%       0.00%
        2001......................    103,072        $25.162584     $ 2,593,565     1.35%     -19.45%       0.00%
        2000......................    112,051        $31.240246     $ 3,500,492     1.35%     -12.40%       0.00%
   INTERNATIONAL SMALL CO. SUBACCOUNT
        2004......................     26,983        $20.128608     $   543,133     1.35%      19.26%       1.11%
        2003......................     22,582        $16.878187     $   381,141     1.35%      51.87%       0.22%
        2002......................     18,382        $11.113756     $   204,292     1.35%     -16.14%       0.00%
        2001......................     17,022        $13.253141     $   225,600     1.35%     -30.22%       0.00%
        2000......................     18,696        $18.993697     $   355,103     1.35%     -31.20%       0.00%
   AGGRESSIVE GROWTH SUBACCOUNT
        2004......................     75,111        $ 7.368530     $   553,458     1.35%       7.50%       0.00%
        2003......................     74,403        $ 6.854281     $   509,981     1.35%      29.74%       0.00%
        2002......................     59,086        $ 5.283043     $   312,156     1.35%     -28.88%       0.00%
        2001......................     51,052        $ 7.428111     $   379,220     1.35%     -32.73%       1.19%
        2000......................     40,338        $11.041934     $   445,412     1.35%     -28.31%       0.00%
   SMALL CAP GROWTH SUBACCOUNT
        2004......................     32,381        $11.209752     $   362,979     1.35%       9.96%       0.00%
        2003......................     31,259        $10.194790     $   318,683     1.35%      43.41%       0.00%
        2002......................     31,437        $ 7.108637     $   223,476     1.35%     -30.07%       0.00%
        2001......................     31,749        $10.165257     $   322,732     1.35%     -40.31%       0.00%
        2000......................     37,758        $17.030607     $   643,045     1.35%     -17.98%       0.00%
   MID CAP OPPORTUNITY SUBACCOUNT
        2004......................    100,292        $21.025847     $ 2,108,731     1.35%      12.04%       0.42%
        2003......................     98,271        $18.766091     $ 1,844,166     1.35%      44.39%       0.04%
        2002......................     98,055        $12.996454     $ 1,274,371     1.35%     -26.62%       0.00%
        2001......................    102,074        $17.711441     $ 1,807,877     1.35%     -14.00%       1.29%
        2000......................    120,285        $20.626461     $ 2,481,058     1.35%      -9.65%       0.00%
   S&P 500 INDEX SUBACCOUNT
        2004......................    236,654        $16.512291     $ 3,907,707     1.35%       8.83%       1.19%
        2003......................    224,376        $15.172578     $ 3,404,368     1.35%      26.14%       1.22%
        2002......................    202,583        $12.028576     $ 2,436,783     1.35%     -23.66%       1.13%
        2001......................    182,773        $15.756783     $ 2,879,919     1.35%     -14.49%       2.06%
        2000......................    189,273        $18.426977     $ 3,487,732     1.35%     -10.85%       3.13%
   SOCIAL AWARENESS SUBACCOUNT (NOTE 5)
        2002......................     16,064        $ 5.308960     $    85,286     1.35%     -29.27%       0.00%
        2001......................     15,174        $ 7.506050     $   113,898     1.35%     -20.85%       0.00%
        2000......................     18,847        $ 9.483906     $   178,742     1.35%     -13.95%       0.00%
   BLUE CHIP SUBACCOUNT
        2004......................     18,235        $10.476751     $   191,040     1.35%       8.14%       0.00%
        2003......................     13,780        $ 9.688215     $   133,501     1.35%      24.90%       1.49%
        2002......................      5,280        $ 7.756922     $    40,957     1.35%     -20.50%       1.09%
        2001......................      1,076        $ 9.757689     $    10,500     1.35%      -5.51%       0.73%
        2000......................        262        $10.326548     $     2,700     1.35%      -0.27%       0.65%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                         INVESTMENT
                                    ACCUMULATION     VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                      UNITS***          UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   --------------   -----------   ---------   --------   ----------   ---------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   EQUITY INCOME SUBACCOUNT (NOTE 5)
        2002......................      2,505        $ 6.397083     $    16,024     1.35%     -21.93%       1.61%
        2001......................        684        $ 8.194331     $     5,606     1.35%     -13.00%       1.50%
        2000......................        477        $ 9.419220     $     4,496     1.35%     -13.66%       1.50%
   HIGH INCOME BOND SUBACCOUNT
        2004......................     28,689        $13.154607     $   377,390     1.35%       9.19%       1.55%
        2003......................     18,410        $12.047143     $   221,790     1.35%      21.15%       8.26%
        2002......................      7,301        $ 9.943806     $    72,604     1.35%       2.56%      11.28%
        2001......................      2,250        $ 9.695650     $    21,819     1.35%       2.88%      13.10%
        2000......................      1,149        $ 9.424124     $    10,827     1.35%      -8.34%       7.17%
   CAPITAL GROWTH SUBACCOUNT
        2004......................     34,574        $ 8.146152     $   281,644     1.35%      18.11%       0.00%
        2003......................     30,908        $ 6.897135     $   213,179     1.35%      38.23%       0.00%
        2002......................     21,126        $ 4.989444     $   105,408     1.35%     -42.84%       0.00%
        2001......................     13,710        $ 8.728217     $   119,663     1.35%     -15.75%       0.00%
        2000......................     12,119        $10.359883     $   125,557     1.35%     -26.99%       0.00%
   NASDAQ-100 INDEX SUBACCOUNT
        2004......................     61,454        $ 3.925776     $   241,255     1.35%       8.53%       0.00%
        2003......................     49,264        $ 3.617177     $   178,195     1.35%      45.89%       0.00%
        2002......................     31,591        $ 2.479303     $    78,324     1.35%     -38.17%       0.00%
        2001......................      4,606        $ 4.009851     $    18,470     1.35%     -33.56%       0.00%
        2000......................        131        $ 6.034927     $       789     1.35%     -39.65%       0.00%       5/1/00
   BRISTOL SUBACCOUNT
        2004......................      1,506        $10.966446     $    16,518     1.35%       7.17%       0.00%
        2003......................        144        $10.232462     $     1,475     1.35%      30.69%       1.17%
   BRYTON GROWTH SUBACCOUNT
        2004......................      3,574        $ 9.677044     $    34,584     1.35%       6.07%       0.00%
        2003......................      1,513        $ 9.123508     $    13,801     1.35%      33.81%       0.00%
        2002......................         74        $ 6.818402     $       506     1.35%     -31.82%       0.00%       5/1/02
   DOW TARGET 10 PORTFOLIOS (NOTE 5):
   FIRST QUARTER SUBACCOUNT
        2004......................        961        $10.779241     $    10,355     1.35%       1.83%       0.00%
        2003......................        750        $10.585044     $     7,939     1.35%      23.58%       3.20%
        2002......................         49        $ 8.565381     $       423     1.35%     -11.94%       3.19%
        2001......................         12        $ 9.726304     $       112     1.35%      -4.81%       1.56%
   FEBRUARY SUBACCOUNT
        2002......................        307        $ 9.347952     $     2,871     1.35%     -11.38%       4.19%
        2001......................        254        $10.547811     $     2,676     1.35%      -5.72%       2.06%
        2000......................          1        $11.187746     $        12     1.35%      11.88%       3.27%       2/1/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                         INVESTMENT
                                    ACCUMULATION     VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                      UNITS***          UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   --------------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 10 PORTFOLIOS (NOTE 5):
     (CONTINUED)
   MARCH SUBACCOUNT
        2002......................         62        $10.109357     $       624     1.35%     -11.87%       4.78%
        2001......................         24        $11.471108     $       279     1.35%      -6.24%       1.40%
        2000......................         99        $12.234770     $     1,210     1.35%      22.35%       2.00%       3/1/00
   SECOND QUARTER SUBACCOUNT
        2004......................        972        $12.473413     $    12,126     1.35%       0.57%       0.00%
        2003......................        903        $12.403069     $    11,205     1.35%      26.66%       3.40%
        2002......................        107        $ 9.792664     $     1,052     1.35%      -7.86%       3.88%
        2001......................         73        $10.627503     $       778     1.35%      -3.41%       1.89%
        2000......................         10        $11.002247     $       105     1.35%      10.02%       1.11%       4/3/00
   MAY SUBACCOUNT
        2002......................         59        $10.167294     $       602     1.35%      -9.16%       3.46%
        2001......................         32        $11.192028     $       354     1.35%      -2.82%       1.95%
        2000......................         11        $11.517087     $       122     1.35%      15.17%       1.85%       5/1/00
   JUNE SUBACCOUNT
        2002......................         70        $ 9.527080     $       668     1.35%      -8.84%       3.38%
        2001......................         41        $10.451075     $       427     1.35%      -2.63%       1.83%
        2000......................         25        $10.733519     $       270     1.35%       7.34%       1.62%       6/1/00
   THIRD QUARTER SUBACCOUNT
        2004......................        565        $12.525918     $     7,071     1.35%       1.96%       0.00%
        2003......................        431        $12.285097     $     5,293     1.35%      22.81%       3.09%
        2002......................        124        $10.003218     $     1,238     1.35%      -9.74%       3.02%
        2001......................         40        $11.082486     $       448     1.35%      -4.67%       1.79%
        2000......................         32        $11.624799     $       374     1.35%      16.25%       0.90%       7/3/00
   AUGUST SUBACCOUNT
        2002......................         94        $ 9.616858     $       905     1.35%      -8.80%       3.14%
        2001......................         49        $10.545026     $       519     1.35%      -4.35%       2.08%
        2000......................         33        $11.024036     $       367     1.35%      10.24%       0.57%       8/1/00
   SEPTEMBER SUBACCOUNT
        2002......................         83        $ 9.058614     $       753     1.35%      -9.08%       2.95%
        2001......................         56        $ 9.963690     $       556     1.35%      -5.31%       1.77%
        2000......................         36        $10.522145     $       382     1.35%       5.22%       0.55%       9/1/00
   FOURTH QUARTER SUBACCOUNT
        2004......................        500        $12.812486     $     6,409     1.35%      -0.21%       0.00%
        2003......................        369        $12.839764     $     4,736     1.35%      22.17%       2.90%
        2002......................        104        $10.510065     $     1,090     1.35%      -6.93%       2.57%
        2001......................         63        $11.293163     $       708     1.35%      -2.90%       1.74%
        2000......................         36        $11.630397     $       420     1.35%      16.30%       0.25%      10/2/00
   NOVEMBER SUBACCOUNT
        2002......................        124        $ 7.865168     $       972     1.35%     -14.20%       2.74%
        2001......................         64        $ 9.167088     $       583     1.35%      -2.66%       1.72%
        2000......................         39        $ 9.417671     $       371     1.35%      -6.66%       0.28%
   DECEMBER SUBACCOUNT
        2002......................         71        $ 8.200448     $       583     1.35%     -14.74%       3.01%
        2001......................         37        $ 9.617872     $       356     1.35%      -2.21%       1.32%
        2000......................         34        $ 9.835583     $       331     1.35%      -1.70%       2.87%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                         INVESTMENT
                                    ACCUMULATION     VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                      UNITS***          UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   --------------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 5 PORTFOLIOS (NOTE 5):
   FIRST QUARTER SUBACCOUNT
        2004......................        110        $11.836643     $     1,297     1.35%       9.21%       0.00%
        2003......................        434        $10.838384     $     4,702     1.35%      17.96%       2.39%
        2002......................        322        $ 9.188244     $     2,960     1.35%     -13.77%       3.07%
        2001......................        314        $10.655057     $     3,346     1.35%      -4.59%       1.90%
        2000......................        309        $11.167155     $     3,451     1.35%      11.67%       3.16%       1/3/00
   FEBRUARY SUBACCOUNT
        2002......................         28        $10.689089     $       301     1.35%      -8.72%       3.12%
        2001......................          7        $11.709600     $        88     1.35%      -2.77%       2.45%
        2000......................          4        $12.042671     $        43     1.35%      20.43%       3.05%       2/1/00
   MARCH SUBACCOUNT
        2002......................         17        $11.424038     $       193     1.35%     -10.13%       3.83%
        2001......................          7        $12.712174     $        92     1.35%      -5.87%       0.97%
        2000......................          6        $13.504691     $        83     1.35%      35.05%       3.01%       3/1/00
   SECOND QUARTER SUBACCOUNT
        2004......................        103        $12.917878     $     1,325     1.35%       9.48%       0.00%
        2003......................        123        $11.799065     $     1,446     1.35%      21.61%       2.43%
        2002......................         33        $ 9.702465     $       317     1.35%     -10.73%       3.12%
        2001......................         18        $10.869088     $       197     1.35%     -11.83%       1.57%
        2000......................          8        $12.327140     $       102     1.35%      23.27%       2.43%       4/3/00
   MAY SUBACCOUNT
        2002......................         23        $ 9.683400     $       221     1.35%     -15.36%       3.31%
        2001......................         14        $11.441315     $       158     1.35%     -10.47%       2.33%
        2000......................          9        $12.779101     $       114     1.35%      27.79%       2.10%       5/1/00
   JUNE SUBACCOUNT
        2002......................         30        $ 9.169283     $       271     1.35%     -12.86%       3.27%
        2001......................         20        $10.522635     $       214     1.35%      -9.63%       1.14%
        2000......................          9        $11.643515     $       105     1.35%      16.44%       1.08%       6/1/00
   THIRD QUARTER SUBACCOUNT
        2004......................        122        $11.654989     $     1,420     1.35%       6.43%       0.00%
        2003......................        141        $10.951276     $     1,545     1.35%      13.36%       3.02%
        2002......................         36        $ 9.660918     $       345     1.35%     -11.98%       2.65%
        2001......................         19        $10.975399     $       210     1.35%      -6.56%       1.52%
        2000......................          9        $11.746019     $       109     1.35%      17.46%       1.06%       7/3/00
   AUGUST SUBACCOUNT
        2002......................         30        $11.548297     $       342     1.35%      -2.45%       2.21%
        2001......................         18        $11.837787     $       209     1.35%       0.53%       2.56%
        2000......................          9        $11.775902     $       100     1.35%      17.76%       1.08%       8/1/00
   SEPTEMBER SUBACCOUNT
        2002......................         29        $ 9.970517     $       288     1.35%     -14.98%       2.74%
        2001......................         18        $11.727811     $       206     1.35%       0.99%       1.30%
        2000......................         11        $11.613288     $       123     1.35%      16.13%       0.87%       9/1/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                         INVESTMENT
                                    ACCUMULATION     VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                      UNITS***          UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   --------------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 5 PORTFOLIOS (NOTE 5): (CONTINUED)
   FOURTH QUARTER SUBACCOUNT
        2004......................         99        $14.576759     $     1,437     1.35%       5.13%       0.00%
        2003......................         94        $13.864873     $     1,308     1.35%      17.95%       2.63%
        2002......................         31        $11.754453     $       368     1.35%      -7.15%       2.59%
        2001......................         19        $12.659273     $       247     1.35%       1.82%       2.19%
        2000......................          7        $12.432799     $        91     1.35%      24.33%       1.15%      10/2/00
   NOVEMBER SUBACCOUNT
        2002......................         35        $ 7.174692     $       254     1.35%     -16.50%       2.75%
        2001......................         21        $ 8.592807     $       182     1.35%       0.90%       1.16%
        2000......................          8        $ 8.516491     $        66     1.35%     -14.46%       0.58%
   DECEMBER SUBACCOUNT
        2002......................         18        $ 8.850626     $       156     1.35%     -18.64%       3.08%
        2001......................          9        $10.878367     $       103     1.35%       2.95%       2.32%
        2000......................          5        $10.566965     $        55     1.35%       5.62%       5.24%
   JANUS ADVISER SERIES:
   GROWTH SUBACCOUNT
        2004......................     97,500        $ 7.260655     $   707,915     1.35%       3.10%       0.00%
        2003......................     96,641        $ 7.042398     $   680,583     1.35%      28.45%       0.00%
        2002......................     69,415        $ 5.482775     $   380,584     1.35%     -27.47%       0.00%
        2001......................     41,550        $ 7.559084     $   314,078     1.35%     -24.26%       0.00%
        2000......................     26,949        $ 9.980280     $   268,959     1.35%     -14.26%       2.50%
   WORLDWIDE SUBACCOUNT
        2004......................     80,973        $ 7.921814     $   641,452     1.35%       3.33%       0.39%
        2003......................     82,882        $ 7.666199     $   635,387     1.35%      21.20%       0.72%
        2002......................     61,168        $ 6.325364     $   386,909     1.35%     -26.99%       0.36%
        2001......................     52,002        $ 8.663493     $   450,518     1.35%     -22.13%       0.14%
        2000......................     46,591        $11.126184     $   518,376     1.35%     -15.78%       2.68%
   BALANCED SUBACCOUNT
        2004......................    115,525        $11.069611     $ 1,278,817     1.35%       6.97%       1.68%
        2003......................    105,520        $10.348523     $ 1,091,975     1.35%      12.49%       1.56%
        2002......................     73,680        $ 9.199713     $   677,838     1.35%      -7.81%       1.96%
        2001......................     44,094        $ 9.979518     $   440,036     1.35%      -6.12%       2.19%
        2000......................     36,533        $10.629722     $   388,336     1.35%      -3.47%       5.88%
   INTERNATIONAL GROWTH SUBACCOUNT
        2004......................      3,241        $13.393020     $    43,413     1.35%      18.25%       1.65%
        2003......................         89        $11.325895     $     1,011     1.35%      13.26%      11.62%      10/1/03
   STRONG VARIABLE INSURANCE FUNDS, INC.:
   OPPORTUNITY II SUBACCOUNT
        2004......................     21,788        $12.689902     $   276,482     1.35%      16.64%       0.00%
        2003......................     25,178        $10.879374     $   273,918     1.35%      35.18%       0.08%
        2002......................     19,817        $ 8.047865     $   159,485     1.35%     -27.80%       0.88%
        2001......................      5,945        $11.145870     $    66,267     1.35%      -4.99%       0.41%
        2000......................      4,565        $11.731765     $    53,552     1.35%       5.18%       0.25%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                         INVESTMENT
                                    ACCUMULATION     VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                      UNITS***          UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   --------------   -----------   ---------   --------   ----------   ---------
   STRONG VARIABLE INSURANCE FUNDS, INC.:
     (CONTINUED)
   MULTI CAP VALUE II SUBACCOUNT
        2004......................        410        $13.401021     $     5,496     1.35%      15.21%       0.00%
        2003......................        342        $11.632173     $     3,974     1.35%      36.55%       0.13%
        2002......................        232        $ 8.518375     $     1,973     1.35%     -24.18%       0.63%
        2001......................         18        $11.235708     $       200     1.35%       2.73%       0.00%
        2000......................        182        $10.937292     $     1,993     1.35%       6.39%       1.38%
   MID CAP GROWTH II SUBACCOUNT
        2004......................     37,974        $ 7.108847     $   269,951     1.35%      17.56%       0.00%
        2003......................     30,930        $ 6.046759     $   187,027     1.35%      32.43%       0.00%
        2002......................     19,814        $ 4.566078     $    90,472     1.35%     -38.38%       0.00%
        2001......................     15,952        $ 7.410085     $   118,208     1.35%     -31.70%       0.00%
        2000......................     12,585        $10.849448     $   136,537     1.35%     -15.97%       0.00%
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
   GROWTH & INCOME SUBACCOUNT
        2004......................     17,151        $11.110873     $   190,566     1.35%      17.21%       1.76%
        2003......................     13,914        $ 9.479323     $   131,895     1.35%      22.70%       1.52%
        2002......................      9,051        $ 7.725302     $    69,922     1.35%     -12.52%       3.22%
        2001......................      2,196        $ 8.831003     $    19,397     1.35%     -10.55%       0.65%
        2000......................      1,035        $ 9.872837     $    10,214     1.35%      -5.95%       0.42%
   CORE US EQUITY SUBACCOUNT
        2004......................      9,874        $ 9.446706     $    93,279     1.35%      13.41%       1.36%
        2003......................      6,734        $ 8.329966     $    56,090     1.35%      27.75%       0.98%
        2002......................      3,664        $ 6.520423     $    23,888     1.35%     -22.94%       0.88%
        2001......................      1,864        $ 8.461111     $    15,776     1.35%     -13.12%       0.50%
        2000......................      1,307        $ 9.739111     $    12,730     1.35%     -10.82%       1.01%
   CAPITAL GROWTH SUBACCOUNT
        2004......................     21,515        $ 8.400330     $   180,731     1.35%       7.63%       0.79%
        2003......................     21,564        $ 7.804780     $   168,301     1.35%      22.09%       0.38%
        2002......................     11,143        $ 6.392633     $    71,232     1.35%     -25.34%       0.36%
        2001......................      3,185        $ 8.562417     $    27,268     1.35%     -15.61%       0.21%
        2000......................      1,883        $10.146128     $    19,107     1.35%      -9.20%       0.23%
   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -
     CLASS I:
   US REAL ESTATE SUBACCOUNT
        2004......................     11,818        $25.059133     $   296,151     1.35%      34.57%       1.85%
        2003......................      2,019        $18.621058     $    37,591     1.35%      35.68%       0.00%
        2002......................      1,125        $13.724066     $    15,446     1.35%      -2.11%       4.55%
        2001......................        838        $14.019726     $    11,752     1.35%       8.37%       7.14%
        2000......................        233        $12.936895     $     3,020     1.35%      27.55%       2.53%
   CORE PLUS FIXED INCOME SUBACCOUNT
        2004......................        222        $10.361744     $     2,300     1.35%       2.97%       3.72%
        2003......................        113        $10.062541     $     1,137     1.35%       0.63%       0.00%      10/1/03

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                         INVESTMENT
                                    ACCUMULATION     VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                      UNITS***          UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   --------------   -----------   ---------   --------   ----------   ---------
   LAZARD RETIREMENT SERIES, INC.:
   EMERGING MARKET SUBACCOUNT
        2004......................     21,433        $15.708095     $   336,664     1.35%      28.84%       0.67%
        2003......................     15,617        $12.191521     $   190,391     1.35%      50.90%       0.06%
        2002......................      7,972        $ 8.078966     $    64,403     1.35%      -2.81%       1.34%
        2001......................        711        $ 8.312779     $     5,914     1.35%      -6.35%       0.59%
        2000......................        461        $ 8.876193     $     4,093     1.35%     -29.03%       0.30%
   SMALL CAP SUBACCOUNT
        2004......................     36,028        $18.357319     $   661,376     1.35%      13.35%       0.00%
        2003......................     30,489        $16.194743     $   493,763     1.35%      35.40%       0.00%
        2002......................     22,276        $11.961101     $   266,449     1.35%     -18.77%       0.00%
        2001......................      8,224        $14.725694     $   121,099     1.35%      17.04%       0.11%
        2000......................        709        $12.581576     $     8,916     1.35%      19.44%       0.34%
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND -
     SERVICE CLASS 2:
   VIP MID-CAP SUBACCOUNT
        2004......................     79,390        $15.808563     $ 1,255,048     1.35%      22.99%       0.00%
        2003......................     50,283        $12.853329     $   646,303     1.35%      36.41%       0.18%
        2002......................     24,125        $ 9.422471     $   227,316     1.35%     -11.22%       0.33%
        2001......................      4,838        $10.613775     $    51,350     1.35%      -4.81%       0.00%
        2000......................        911        $11.149859     $    10,155     1.35%      11.50%       0.49%       5/1/00
   VIP CONTRAFUND SUBACCOUNT
        2004......................     71,449        $10.215506     $   729,884     1.35%      13.62%       0.15%
        2003......................     38,442        $ 8.990841     $   345,623     1.35%      26.49%       0.19%
        2002......................     16,282        $ 7.107965     $   115,735     1.35%     -10.81%       0.14%
        2001......................      1,061        $ 7.969397     $     8,454     1.35%     -13.64%       0.45%
        2000......................        317        $ 9.228340     $     2,924     1.35%      -7.72%       0.00%       5/1/00
   VIP GROWTH SUBACCOUNT
        2004......................     67,649        $ 6.270947     $   424,222     1.35%       1.74%       0.12%
        2003......................     54,031        $ 6.163398     $   333,017     1.35%      30.78%       0.08%
        2002......................     27,296        $ 4.712906     $   128,641     1.35%     -31.23%       0.06%
        2001......................      4,076        $ 6.852748     $    27,933     1.35%     -18.97%       0.04%
        2000......................        813        $ 8.456846     $     6,877     1.35%     -15.43%       0.00%       5/1/00
   VIP EQUITY INCOME SUBACCOUNT
        2004......................     13,999        $12.232939     $   171,251     1.35%       9.75%       0.94%
        2003......................      3,188        $11.146397     $    35,530     1.35%      11.46%       0.00%      10/1/03
   MFS VARIABLE INSURANCE TRUST - SERVICE CLASS:
   NEW DISCOVERY SUBACCOUNT
        2004......................      8,114        $10.721077     $    86,993     1.35%       4.79%       0.00%
        2003......................      3,542        $10.230959     $    36,239     1.35%      31.66%       0.00%
        2002......................        917        $ 7.771036     $     7,124     1.35%     -32.71%       0.00%
   INVESTORS GROWTH STOCK SUBACCOUNT
        2004......................     20,339        $ 9.935102     $   202,065     1.35%       7.53%       0.00%
        2003......................      9,461        $ 9.239429     $    87,418     1.35%      20.97%       0.00%
        2002......................        628        $ 7.637636     $     4,797     1.35%     -28.68%       0.00%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                         INVESTMENT
                                    ACCUMULATION     VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                      UNITS***          UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   --------------   -----------   ---------   --------   ----------   ---------
   MFS VARIABLE INSURANCE TRUST - SERVICE CLASS:
     (CONTINUED)
   MID CAP GROWTH SUBACCOUNT
        2004......................     10,292        $ 9.422469     $    96,972     1.35%      12.85%       0.00%
        2003......................      6,156        $ 8.349469     $    51,399     1.35%      34.79%       0.00%
        2002......................      1,124        $ 6.194421     $     6,962     1.35%     -44.19%       0.00%
   MFS TOTAL RETURN SUBACCOUNT
        2004......................     57,107        $12.007500     $   685,711     1.35%       9.54%       1.47%
        2003......................     29,795        $10.961278     $   326,587     1.35%      14.46%       1.23%
        2002......................      8,704        $ 9.576492     $    83,351     1.35%      -6.61%       0.54%
        2001......................        158        $10.254547     $     1,621     1.35%       2.55%       0.00%      11/1/01
   J.P. MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
        2004......................      9,281        $14.547478     $   135,019     1.35%      19.44%       0.00%
        2003......................      2,063        $11.594205     $    23,919     1.35%      34.17%       0.00%
        2002......................      2,034        $ 8.641547     $    17,573     1.35%     -22.70%       0.02%
   MID CAP VALUE SUBACCOUNT
        2004......................     16,390        $16.649549     $   272,893     1.35%      25.47%       0.30%
        2003......................     14,655        $13.939328     $   204,279     1.35%      27.90%       0.31%
        2002......................      6,324        $10.898536     $    68,921     1.35%      -0.53%       0.01%
   PIMCO VARIABLE INSURANCE TRUST -
     ADMINISTRATIVE SHARES:
   REAL RETURN SUBACCOUNT
        2004......................     32,593        $11.973265     $   390,244     1.35%       7.46%       1.08%
        2003......................     11,067        $11.141628     $   123,300     1.35%       7.40%       2.06%
   TOTAL RETURN SUBACCOUNT
        2004......................     13,908        $11.018470     $   153,245     1.35%       3.49%       1.90%
        2003......................      7,426        $10.646846     $    79,069     1.35%       3.65%       2.66%
   GLOBAL BOND SUBACCOUNT
        2004......................     15,730        $12.876036     $   202,543     1.35%       9.13%       1.86%
        2003......................     11,268        $11.799242     $   132,958     1.35%      12.91%       2.14%
   CALVERT VARIABLE SERIES, INC.:
   SOCIAL EQUITY SUBACCOUNT (NOTE 5)
        2004......................     15,497        $ 6.954328     $   107,770     1.35%       5.73%       0.08%
        2003......................     17,314        $ 6.577645     $   113,888     1.35%      16.76%       0.02%       5/2/03
   DREYFUS VARIABLE INVESTMENT FUND:
   APPRECIATION SUBACCOUNT
        2004......................        365        $12.092543     $     4,412     1.35%       3.40%       1.77%
        2003......................        135        $11.695305     $     1,577     1.35%      16.95%       3.98%       5/1/03
   ROYCE CAPITAL FUND:
   SMALL-CAP SUBACCOUNT
        2004......................     20,713        $17.210209     $   356,473     1.35%      23.28%       0.00%
        2003......................      5,319        $13.959822     $    74,252     1.35%      39.60%       0.00%       5/1/03
   MICRO-CAP SUBACCOUNT
        2004......................     18,662        $16.497173     $   307,875     1.35%      12.33%       0.00%
        2003......................      2,557        $14.686946     $    37,552     1.35%      46.87%       0.00%       5/1/03

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                         INVESTMENT
                                    ACCUMULATION     VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                      UNITS***          UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   --------------   -----------   ---------   --------   ----------   ---------
   THE PRUDENTIAL SERIES FUND, INC.:
   JENNISON SUBACCOUNT
        2004......................          5        $11.622710     $        53     1.35%       7.76%       0.00%
        2003......................          2        $10.785777     $        23     1.35%       7.86%       0.00%      10/1/03
   JENNISON 20/20 FOCUS SUBACCOUNT
        2004......................      1,441        $12.540687     $    18,071     1.35%      13.84%       0.00%
        2003......................          5        $11.016365     $        57     1.35%      10.16%       0.00%      10/1/03
   PBHG INSURANCE SERIES FUND:
   TECHNOLOGY & COMMUNICATIONS SUBACCOUNT
        2004......................        618        $11.406981     $     7,054     1.35%       5.00%       0.00%
        2003......................         44        $10.863707     $       480     1.35%       8.64%       0.00%      10/1/03
   UBS SERIES TRUST:
   U.S. ALLOCATION SUBACCOUNT
        2004......................         33        $11.868970     $       388     1.35%       8.90%       0.16%

   ------------------

      * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period.

    *** Accumulation units are rounded to the nearest whole number.

   **** The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

(3) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value for mortality and expense risk on an annual basis.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   At the end of each valuation period, ONLIC charges on an annual basis for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.
                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

   The following table illustrates product and contract level charges:

   The following charges are basic charges assessed through the daily reduction of unit values:

ANNUAL MORTALITY AND EXPENSE RISK FEES......................         1.00%
ANNUAL ADMINISTRATIVE EXPENSES..............................         0.35%
                                                                   ---------
  Total expenses............................................         1.35%

   The following charges are assessed through the redemption of units:

TRANSFER FEE -- per transfer
A transfer fee may be charged for each transfer of a
  participant's account values from one subaccount to
  another. The fee is charged against the subaccount from
  which the transfer is made (this fee is currently being
  waived)...................................................  $    5
SALES CHARGE MADE FROM PURCHASE PAYMENTS....................  No deduction
SURRENDER CHARGES
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's
  account value is made for any other reason than to make a
  plan payment to a participant.............................      0% to 7%
STATE PREMIUM TAXES
For states requiring a premium tax, taxes will be deducted
  when annuity payments begin. Otherwise, they will be
  deducted from purchase payments...........................  0% to 2 1/2%

(4) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the account.

(5) FUND MERGERS & REPLACEMENTS

   Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income Portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip Portfolio.

   Effective April 29, 2003, Subaccounts of the Dow Target Variable Fund entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month's Portfolio. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

ACQUIRED PORTFOLIOS                                           ACQUIRING PORTFOLIOS
Dow Target 10 -- February Portfolio                           Dow Target 10 -- January Portfolio
Dow Target 10 -- March Portfolio

Dow Target 10 -- May Portfolio                                Dow Target 10 -- April Portfolio
Dow Target 10 -- June Portfolio

Dow Target 10 -- August Portfolio                             Dow Target 10 -- July Portfolio
Dow Target 10 -- September Portfolio

Dow Target 10 -- November Portfolio                           Dow Target 10 -- October Portfolio
Dow Target 10 -- December Portfolio

Dow Target 5 -- February Portfolio                            Dow Target 5 -- January Portfolio
Dow Target 5 -- March Portfolio

Dow Target 5 -- May Portfolio                                 Dow Target 5 -- April Portfolio
Dow Target 5 -- June Portfolio

Dow Target 5 -- August Portfolio                              Dow Target 5 -- July Portfolio
Dow Target 5 -- September Portfolio

Dow Target 5 -- November Portfolio                            Dow Target 5 -- October Portfolio
Dow Target 5 -- December Portfolio

   Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness Portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity Portfolio.

OHIO NATIONAL VARIABLE ACCOUNT D

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account D:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account D (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 22, 2005

OHIO NATIONAL VARIABLE ACCOUNT D
Post Office Box 371
Cincinnati, Ohio 45201

Form 1326 Rev. 2-05